SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 33-43757)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.           [  ]
 Post-Effective Amendment No. ____         [X]
and
REGISTRATION STATEMENT (No. 811-6452)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No. 17 [X]
Fidelity Union Street Trust II
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-563-7000
Arthur S. Loring, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b).
 (  ) on (             ) pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 (x) on ( October 23, 1997 ) pursuant to paragraph (a)(1) of Rule 485.
 (  ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (            ) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and intends to file the Notice required by such Rule before October 30, 1997.
SPARTAN ARIZONA MUNICIPAL MONEY MARKET PORTFOLIO

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   Cover Page

2     a      ..............................   Expenses

      b, c   ..............................   Contents; The Fund at a Glance; Who May Want
                                              to Invest

3     a      ..............................   *

      b      ..............................   *

      c      ..............................   Performance

      d      ..............................   Performance

4     a      i.............................   Charter

             ii...........................    The Fund at a Glance; Investment Principles and
                                              Risks

      b      ..............................   Investment Principles and Risks

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks

5     a      ..............................   Charter

      b      i.............................   The Fund at a Glance; Doing Business with
                                              Fidelity; Charter; Cover Page

             ii...........................    Charter

             iii..........................    Expenses; Breakdown of Expenses

      c      ..............................   Charter

      d      ..............................   Charter; Breakdown of Expenses

      e      ..............................   Charter; Cover Page

      f      ..............................   Expenses

      g      ..............................   Charter

5A           ..............................   *

6     a      i.............................   Charter

             ii...........................    How to Buy Shares; How to Sell Shares;
                                              Transaction Details; Exchange Restrictions

             iii..........................    Charter

      b      .............................    Charter

      c      ..............................   Exchange Restrictions; Transaction Details

      d      ..............................   *

      e      ..............................   Doing Business with Fidelity; How to Buy Shares;
                                              How to Sell Shares; Investor Services

      f, g   ..............................   Dividends, Capital Gains, and Taxes

7     a      ..............................   Charter; Cover Page

      b      ..............................   How to Buy Shares; Transaction Details; Expenses

      c      ..............................   *

      d      ..............................   How to Buy Shares

      e      ..............................   *

      f      ..............................   Breakdown of Expenses

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *


* Not Applicable

SPARTAN ARIZONA MUNICIPAL MONEY MARKET PORTFOLIO

CROSS REFERENCE SHEET
(CONTINUED)
FORM N-1A

ITEM NUMBER   STATEMENT OF ADDITIONAL INFORMATION SECTION


10, 11           ............................   Cover Page

12               ............................   Description of the Trust

13       a - c   ............................   Investment Policies and Limitations

         d       ............................   *

14       a - c   ............................   Trustees and Officers

15               ............................   Trustees and Officers

16       a       i...........................   FMR; Portfolio Transactions

                 ii..........................   Trustees and Officers

                 iii.........................   Management Contract

         b       ............................   Management Contract

         c, d    ............................   Contracts with FMR Affiliates

         e       ............................   *

         f       ............................   Distribution and Service Plan

         g       ............................   *

         h       ............................   Description of the Trust

         i       ............................   Contracts with FMR Affiliates

17       a       ............................   Portfolio Transactions

         b       ............................   *

         c       ............................   Portfolio Transactions

         d, e    ............................   *

18       a       ............................   Description of the Trust

         b       ............................   *

19       a       ............................   Additional Purchase and Redemption Information

         b       ............................   Additional Purchase and Redemption Information;
                                                Valuation of Portfolio Securities

         c       ............................   *

20               ............................   Distributions and Taxes

21       a, b    ............................   Contracts with FMR Affiliates

         c       ............................   *

22               ............................   Performance

23               ............................   *


* Not Applicable

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the fund invests and the services available to shareholders.
To learn more about the fund and its investments, you can obtain a copy of the fund's most recent financial report and portfolio listing, or a copy of
the Statement of Additional Information    (SAI) dated October 23, 1997.
    The SAI has been filed with the Securities and Exchange Commission
(SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity at 1-800-544-8888.
Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.
THE FUND MAY INVEST A SIGNIFICANT PERCENTAGE OF ITS ASSETS IN THE SECURITIES OF A SINGLE ISSUER AND THEREFORE MAY BE RISKIER THAN OTHER TYPES OF MONEY MARKET FUNDS.
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

SPARTAN(REGISTERED TRADEMARK)
ARIZONA MUNICIPAL
MONEY MARKET
FUND

   (FUND NUMBER 433, TRADING SYMBOL FSAXX)
LIKE ALL MUTUAL
FUNDS, THESE
SECURITIES HAVE NOT
BEEN APPROVED    OR
DISAPPROVED BY THE
SECURITIES     AND
EXCHANGE
COMMISSION, NOR HAS
   THE SECURITIES AND
EXCHANGE
CO    MMISSION PASSED
UPON THE ACCURACY
OR ADEQUACY OF THIS
PROSPECTUS. ANY
REPRESENTATION TO
THE CONTRARY IS A
CRIMINAL OFFENSE.
SAZ-pro-1097
Spartan Arizona Municipal Money Market seeks a high level of current income free from federal income tax and Arizona personal income tax.



PROSPECTUS
   OCTOBER 23, 1997    (FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET,
BOSTON, MA 02109
CONTENTS


KEY FACTS                       THE FUND AT A GLANCE

                                WHO MAY WANT TO INVEST

                                EXPENSES The fund's yearly
                                operating expenses.

                                FINANCIAL HIGHLIGHTS A summary
                                of the fund's financial data.

                                PERFORMANCE How the fund has
                                done over time.

THE FUND IN DETAIL      9       CHARTER How the fund is
                                organized.

                                INVESTMENT PRINCIPLES AND RISKS
                                The fund's overall approach to
                                investing.

                                BREAKDOWN OF EXPENSES How
                                operating costs are calculated and
                                what they include.

YOUR ACCOUNT                    DOING BUSINESS WITH FIDELITY

                                TYPES OF ACCOUNTS Different
                                ways to set up your account.

                                HOW TO BUY SHARES Opening an
                                account and making additional
                                investments.

                                HOW TO SELL SHARES Taking money
                                out and closing your account.

                                INVESTOR SERVICES Services to
                                help you manage your account.

SHAREHOLDER AND                 DIVIDENDS, CAPITAL GAINS,
ACCOUNT POLICIES                AND TAXES

                                TRANSACTION DETAILS Share price
                                calculations and the timing of
                                purchases and redemptions.

                                EXCHANGE RESTRICTIONS

KEY FACTS


THE FUND AT A GLANCE
GOAL: High current tax-free income for Arizona residents while maintaining
a    stable $1.00 share price.  As with any mutual fund, there is no assurance that the fund will achieve its goal.
STRATEGY: Invests in high-quality, short-term municipal money market securities whose interest is free from federal income tax and Arizona personal income tax.
MANAGEMENT: Fidelity Management & Research Company (FMR) is the management arm of Fidelity Investments, which was established in 1946 and is now America's largest mutual fund manager. FMR Texas Inc. (FMR Texas), a
subsidiary of FMR, chooses investments    for the fund.
SIZE: As of August 31, 1997, the fund had over $__ [m/b]illion in assets. WHO MAY WANT TO INVEST
The fund may be appropriate for investors in higher tax brackets who would like to earn federal and Arizona tax-exempt income at current municipal money market rates while preserving the value of their investment. The fund is managed to keep its share price stable at $1.00. The rate of income will vary from day to day, generally reflecting short-term interest rates.
   The fund does not constitute a balanced investment plan. However, because it emphasizes stability, it could be well-suited for a portion of your investments.
Non-diversified funds may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.

THE SPECTRUM OF
FIDELITY FUNDS
Broad categories of Fidelity
funds are presented here in
order of ascending risk.
Generally, investors seeking
to maximize return must
assume greater risk. Spartan
Arizona Municipal Money
Market is in the MONEY
MARKET category.
(right arrow) MONEY MARKET Seeks
income and stability by
investing in high-quality,
short-term investments.
(solid bullet) INCOME Seeks income by
investing in bonds.
(solid bullet) GROWTH AND INCOME
Seeks long-term growth and
income by investing in stocks
and bonds.
(solid bullet) GROWTH Seeks long-term
growth by investing mainly in
stocks.
(checkmark)
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy, sell, or exchange shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500. See "Transaction Details," page __, for an explanation of how and when these charges apply.
Maximum sales charge on purchases                            None
and reinvested distributions

Deferred sales charge on redemptions                         None

Exchange fee                                                 $5.00

Wire transaction fees                                        $5.00

Checkwriting fee, per check written                          $2.00

Account closeout fee                                         $5.00

Annual account maintenance fee (for accounts under $2,500)   $12.0
                                                             0

THESE FEES ARE WAIVED if your account balance at the time of the transaction is $50,000 or more.
ANNUAL FUND OPERATING EXPENSES    are paid out of the fund's assets.
The     fund pays a management fee to FMR.    FMR is responsible for the
payment of all other fund expenses with certain limited exceptions.
Expenses are fa    c   tored into the fund's share price or di    vidends
and are not charged directly to    shareholder accounts (see "Breakdown
of Expenses" page ).
The following figures are based on historical expenses [ONLY IF A FUND HAS A MATERIAL (AS DIRECTED BY FUND REPORTING) TRANSFER AGENT OR REDEMPTION FEE REIMBURSEMENT, EXPENSE CAP CHANGE, OR MANAGEMENT CONTRACT CHANGE OTHER THAN A BREAKPOINT CHANGE: , adjusted to reflect current fees,] and are calculated as a percentage of average net assets. [FUND REPORTING WILL DETERMINE IF ANY OF THE FOLLOWING IS APPROPRIATE. IF YOU ARE A-FILING, INCLUDE THE LANGUAGE: FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce fund expenses. Including this reduction, the total operating expenses presented in the table would have been __%.
Management fee [(after reimbursement)]   0.35
                                         %

12b-1 fee                                None

Other expenses                           0.00
                                         %

Total fund operating expenses            0.35
[(after reimbursement)]                  %

EXAMPLES: Let's say, hypothetically, that the fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses after the number of years indicated, first assuming that you leave your account open, and then assuming that you close your account at the end of the period:
      Account    Account
      open       closed

After 1 year     $ 4          $ 9

After 3 years    $ 11         $ 16

After 5 years    $ 20         $ 25

After 10 years   $ 44         $ 49

These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.
   UNDERSTANDING

EXPENSES
Operating a mutual fund
involves a variety of
expenses for portfolio
management, shareholder
statements, tax reporting, and
other services. These costs
are paid from the fund's
assets; their effect is already
factored into any quoted
share price or return.
(checkmark)
FMR has voluntarily agreed to reimburse the fund to the extent that total
operat   ing expenses exceed 0.35% of its average     net assets. If this
agreement were not in effect, the management fee, other expenses, and total
operating expenses    would have been 0.50%, 0.00%, and 0.50%,
respectively. Expenses eligible for reimbursement do not include interest,
taxes, brokerage commissions, or ex    traordinary expenses.
FINANCIAL HIGHLIGHTS
   The financial highlights table that follows has been audited by ________________, independent accountants. The fund's financial highlights, financial statements, and report of the auditor are included in the fund's Annual Report, and are incorporated by reference into (are legally a part of) the fund's SAI. Contact Fidelity for a free copy of the Annual Report or the SAI.
[Financial Highlights to be filed by subsequent amendment.]
PERFORMANCE
   Money market fund performance can be     measured as TOTAL RETURN or
YIELD. The total returns that follow are based on historical fund results and do not reflect the effect of any transaction fees you may have paid. The figures would be lower if fees were taken into account.
   The fund's fiscal year runs from     September 1 through August 31. The
   tables below show the fund's performance over past fiscal years compared
to     a measure of inflation and do not include the effect of the $5 account closeout fee.
AVERAGE ANNUAL TOTAL RETURNS
Fiscal periods ended   Pas   Life
August 31, 1997        t 1   of
                       yea   fund
                       r     A

   Spartan Arizona Municipal
        %B
   Money Market                           %B

   Consumer Price Index        %         %

CUMULATIVE TOTAL RETURNS
Fiscal periods ended   Pas   Life
August 31, 1997        t 1   of
                       yea   fund
                       r     A

Spartan Arizona Municipal    %B
Money Market                      %B

Consumer Price Index    %         %

   A FROM OCTOBER 11, 1994     (COMMENCEMENT OF OPERATIONS)
   B IF FMR HAD NOT REIMBURSED CERTAIN FUND EXPENSES DURING THESE PERIODS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

UNDERSTANDING
PERFORMANCE
   SEVEN-DAY YIELD     illustrates
the income earned by a
money market fund over a
recent    seven-day period.     TOTAL
RETURN reflects both the
reinvestment of    income and
the change in a fund's share
price. Since money market
funds maintain a stable $1.00
share price, current seven-day
yields are the most common
illustration of money market
fund performance.
(checkmark)
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
YIELD refers to the income generated by an investment in the fund over a
given period of time, expressed as an annual    percentage rate. When a
yield assumes     that income earned is reinvested, it is called an
EFFECTIVE YIELD. A TAX-EQUIVALENT YIELD shows what an investor would have
to earn before taxes to equal a tax-   free yield.
THE CONSUMER PRICE INDEX     is a widely recognized measure of inflation
calculated by the U.S. Government.
The fund's recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance call 1-800-544-8888.
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
THE FUND        IN DETAIL


CHARTER
   SPARTAN ARIZONA MUNICIPAL MONEY MARKET IS A MUTUAL FUND: an
inves    tment that pools shareholders' money and invests it toward a
specified goal.    The fund is a non-diversified fund of Fidelity Union
Street Trust II, an open-    end management investment company organized as
a Delaware business trust on June 20, 1991.
THE FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced
executives    who meet periodically throughout the     year to oversee the
fund's activities, review contractual arrangements with companies that
provide services to the fund, and review the fund's perfor   mance. The
trustees serve as trustees for other Fidelity funds. The majority o    f
trustees are not otherwise affiliated with Fidelity.
   THE FUND MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY
    MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Fidelity will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
FMR AND ITS AFFILIATES
FIDELITY FACTS
Fidelity offers the broadest
selection of mutual funds
in the world.
(solid bullet) Number of Fidelity mutual
funds: over    ___
(solid bullet) Assets in Fidelity mutual
funds: over $   ___ billion
(solid bullet) Number of shareholder
accounts: over    __ million
(solid bullet) Number of investment
analysts and portfolio
managers: over    ___
(checkmark)
   The fund is managed by FMR, which handles the fund's business affairs.
FMR     Texas, located in Irving, Texas, has primary responsibility for providing investment management services.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.
   UMB Bank, n.a. (UMB) is the fund's transfer agent, and is located at 1010 Grand Avenue, Kansas City, Missouri. UMB employs Fidelity Service
Company, Inc. (FSC) to perform tran    sfer agent servicing functions for
the    fund.
FMR Corp. is the ultimate parent company of FMR and FMR Texas. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
   [NOTE: INCLUDE ONLY IF FMR AND ITS AFFILIATES TOGETHER HAVE GREATER THAN 25% OWNERSHIP IN THE FUND: As of [DATE NOT EARLIER THAN 30 DAYS PRIOR TO SEC FILING DATE], approximately __% of the fund's total outstanding shares were held by [FMR/FMR and [an] FMR affiliate[s]/[an] FMR affiliate[s].] [NOTE: INCLUDE ONLY IF A SHAREHOLDER (OTHER THAN FMR OR AN FMR AFFILIATE) HAS GREATER THAN 25% OWNERSHIP IN THE FUND: As of [DATE NOT EARLIER THAN 30 DAYS PRIOR TO SEC FILING DATE], approximately __% of the fund's total outstanding shares were held by [name of shareholder].]
FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out the fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
   SPARTAN ARIZONA MUNICIPAL MONEY MARKET seeks to earn high current income that is free from federal income tax and the Arizona personal income tax while maintaining a stable $1.00 share price by investing in high-quality, short-term municipal money market securities of all types.
FMR normally invests at least 65% of the fund's total assets in state municipal securities and normally invests at least 80% of the fund's assets in municipal securities whose interest is free from federal income tax.
The fund complies with industry-standard requirements on the quality, maturity, and diversification of its investments, which are designed to
help maintain a stable $1.00 share price. Of     course, there is no
guarantee that the fund will maintain a stable $1.00 share    price. The
fund will purchase only high    -quality securities that FMR believes
present minimal credit risks and will observe maturity restrictions on securities it buys. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the fund's
investments could cause its share price (and the value of    your
investment) to change.
In addition, since the fund concentrates its investments in Arizona municipal securities, an investment in the fund may be riskier than an investment in other types of money market funds.
The fund's performance is affected by the economic and political conditions within the state of Arizona. Arizona's economy recovered from a slowdown in growth of the late 80's and early 90's with a strong economic expansion that is now in its fifth year. However, economic conditions within the state are expected to reflect slower growth over the current and upcoming fiscal year.
The fund earns income at current municipal money market rates. It
stresses     tax-free income, preservation of capital,    and liquidity and
does not seek the higher yields or capital appreciation that more aggressive investments may provide. The fund's yield will vary from day to day and generally reflects current short-term interest rates and other market conditions.
If you are subject to the federal alternative minimum tax, you should note that FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these investments is a tax-preference item for purposes of the tax.
FMR normally invests the fund's assets according to its investment
strategy. The fund does not expect to invest in    federally taxable
obligations, but may invest a portion of its assets in state taxable obligations. The fund also reserves the right to hold a substantial amount
of uninvested cash or to invest more than     normally permitted in taxable
obligations for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of
instru   ments in which the fund may invest,     strategies FMR may employ
in pursuit of the fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of the fund's limitations and more detailed information about the fund's investments are contained in the fund's SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with the fund's investment objective and policies and that doing so will help the fund achieve its goal. Fund holdings and recent investment strategies are detailed in the fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call 1-800-544-8888.
MONEY MARKET SECURITIES are high-quality, short-term instruments issued by municipalities, local and state governments, and other entities. These securities may carry fixed, variable, or floating interest rates. Some money market securities employ a trust or similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may result.
   CREDIT AND LIQUIDITY SUPPORT.     Issuers may employ various forms of
credit    and liquidity enhancement, including letters of credit,
guarantees, puts and demand features, and insurance, provided by foreign or
domestic entities such as banks and other financial inst    itutions. These
arrangements expose    the fund to the credit risk of the entity
providing the credit or liquidity sup   port. Changes in the credit quality
of the provider could affect the value of the security and the fund's share price. In addition, in the case of foreign providers of credit or liquidity
support, e    xtensive public    information about the provider may not be
available, and u    nfavorable political, economic, or governmental
developments could affect its ability to honor its commitment.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local
governments, or financing for specific projects    or public facilities.
They may be fully or partially backed by the local government, or by the credit of a private issuer or the current or anticipated revenues from specific projects or assets. Because many municipal securities are issued to finance similar types of projects, especially those relating to education, health care, housing, transportation, and utilities, the municipal markets can be affected by conditions in those sectors. In addition, all municipal securities may be affected by uncertainties
regarding their tax status, legislative changes, or rights of munic    ipal
securities holders. A municipal security may be owned directly or through a participation interest.
STATE MUNICIPAL SECURITIES include municipal obligations issued by the state of Arizona or its counties, municipalities, authorities, or other subdivisions. The ability of issuers to repay their debt can be affected by many factors that impact the economic vitality of either the state or a region within the state.
Other state municipal securities include obligations of the U.S. territories and possessions such as Guam, the Virgin Islands, Puerto Rico, and their political subdivisions and public corporations. The economy of Puerto Rico is closely linked to the U.S. economy, and will be affected by the strength of the U.S. dollar, interest rates, the price stability of oil imports, and the continued existence of favorable tax incentives.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark
rate    changes. These interest rate adjustments are designed to help stabilize the security's price.
MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or another party. In exchange for this benefit, the fund may accept a lower
in   terest rate. The credit quality of the investment may be affected by the creditworthiness of the put provider. Demand features, standby
commitments, and tender options are types of     put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to the fund.
RESTRICTIONS: The fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
   WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS     are trading
practices in which payment and delivery for the security take place at a
   later date than is customary for that     type of security.  The market
value of the security could change during this period.
   CASH MANAGEMENT. The fund may i    n   vest in money market securities
and in     a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income exempt from federal income tax while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change. DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
   RESTRICTIONS:     The fund is considered non-diversified. Generally, to
meet federal tax requirements at the close of each quarter, the fund does not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, does not invest more than 5% of its total
assets in any issuer. These limitations do not apply to U.S. Govern   ment
securities or to securities of other investment companies. The fund may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
   BORROWING.     The fund may borrow from banks or from other funds
advised by FMR, or through reverse repurchase    agreements, and may make
additional     investments while borrowings are outstanding.
   RESTRICTIONS:     The fund may borrow only for temporary or emergency
purposes, but not in an amount exceeding 331/3% of its total assets. FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
   Spartan Arizona Municipal Money Market seeks as high a level of current income exempt from federal income tax and Arizona personal income tax, as is consistent with preservation of capital.
The fund normally invests at least 80% of its assets in municipal securities whose interest is free from federal income tax.
The fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
BREAKDOWN OF EXPENSES
   Like all mutual funds, the fund pays fees related to its daily
operations. Expenses paid out of the fund's assets are     reflected in its
share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
   The fund pays a     MANAGEMENT FEE    to     FMR for managing its
investments and business affairs. FMR in turn pays fees to an affiliate who
provides assistance    with these services.
FMR may, from time to time, agree to reimburse the fund for management fees above a specified limit. FMR retains the ability to be repaid by the fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease the fund's expenses and boost its performance. MANAGEMENT FEE
The fund's management fee is calculated and paid to FMR every month.    FMR
pays all of the other expenses of the fund with limited exceptions. The fund's annual management fee rate is 0.50% of its average net assets. [IF THE FUND'S MANAGEMENT FEE WAS REIMBURSED: For the fiscal year ended August 31, 1997, the fund paid FMR, after reimbursement, fees equal to ___% of average net assets.]
[IF THE FUND HAS AN EXPENSE GUARANTEE (NOT A REGULAR EXPENSE CAP): FMR has voluntarily agreed to limit the fund's total operating expenses to an annual rate of __% of average net assets. This agreement will continue until __________.]
   FMR Texas is the fund's sub-adviser and has primary responsibility for
managing its investments. FMR is responsible for     providing other
management services. FMR pays FMR Texas 50% of its management fee (before
expense reim   bursements) for FMR Texas's services. FMR paid FMR Texas a fee equal to __% of the fund's average net assets for the fiscal year ended August 31, 1997.
FSC performs many transaction and accounting functions for the fund. These
services include processing shareholder    transactions and calculating the
fund's share price. FMR, and not the fund,     pays for these services.
To offset shareholder service costs, FMR or its affiliates also collect the fund's $5.00 exchange fee, $5.00 account closeout fee, $5.00 fee for wire purchases and redemptions, and the $2.00 checkwriting charge.
   The fund has adopted a DISTRIBUTION AND SERVICE PLAN. This plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of fund shares. FMR directly, or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, the fund's shares. Currently, the Board of Trustees has not authorized such payments.
YOUR ACCOUNT


DOING BUSINESS WITH FIDELITY
Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage Services, Inc. (FBSI). Fidelity is also a leader in providing tax-sheltered retirement plans for individuals investing on their own or through their employer.
Fidelity is committed to providing investors with practical information to make investment decisions. Based in Boston, Fidelity provides customers with complete service 24 hours a day, 365 days a year, through a network of telephone service centers around the country.
To reach Fidelity for general information, call these numbers:
(small solid bullet) For mutual funds, 1-800-544-8888
(small solid bullet) For brokerage, 1-800-544-7272
If you would prefer to speak with a representative in person, Fidelity has over 80 walk-in Investor Centers across the country.
TYPES OF ACCOUNTS
You may set up an account directly in the fund or, if you own or intend to purchase individual securities as part of your total investment portfolio, you may consider investing in the fund through a brokerage account.
   You may purchase or sell shares of the fund through an investment professional, including a broker, who may charge you a transaction fee for
this service. If you invest through FBSI, another fina    ncial
institution, or an investment profes   sional, read their program materials
for any special provisions, additional service features or fees that may apply to your investment in the fund. Certain features of the fund, such as the minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are listed in the table that follows.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
Requires a special application.
HOW TO BUY SHARES
THE FUND'S SHARE PRICE, called net asset value (NAV), is calculated every
   business day. The fund is managed to     keep its share price stable at
$1.00. The fund's shares are sold without a sales charge.
Shares are purchased at the next share price calculated after your investment is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.
IF YOU ARE NEW TO FIDELITY, complete and sign an account application and mail it along with your check. You may also open your account in person or by wire as described on page . If there is no application accompanying this prospectus, call 1-800-544-8888.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Mail in an application with a check, or
(small solid bullet) Open your account by exchanging from another Fidelity fund.
If you buy shares by check or Fidelity Money Line(registered trademark), and then sell those shares by any method other than by exchange to another Fidelity fund, the payment may be delayed for up to seven business days to ensure that your previous investment has cleared.
MINIMUM INVESTMENTS
   TO OPEN AN ACCOUNT  $25,000
TO ADD TO AN ACCOUNT  $  1,000
Through regular investment plans*                $500
MINIMUM BALANCE   $10,000
*For more information about regular investment plans, please refer to "Investor Services," page __.
These minimums may vary for investments through Fidelity Portfolio Advisory Services. Refer to the program materials for details.

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
                                       TO OPEN AN ACCOUNT                            TO ADD TO AN ACCOUNT

Phone 1-800-544-7777 (phone_graphic)   (small solid bullet) Exchange from another    (small solid bullet) Exchange from another
                                       Fidelity fund account                         Fidelity fund account
                                       with the same                                 with the same
                                       registration, including                       registration, including
                                       name, address, and                            name, address, and
                                       taxpayer ID number.                           taxpayer ID number.
                                                                                     (small solid bullet) Use Fidelity Money
                                                                                     Line to transfer from
                                                                                     your bank account. Call
                                                                                     before your first use to
                                                                                     verify that this service
                                                                                     is in place on your
                                                                                     account. Maximum
                                                                                     Money Line: up to
                                                                                        $100,000.



Mail (mail_graphic)   (small solid bullet) Complete and sign the    (small solid bullet) Make your check
                      application. Make your                        payable to "   Spartan
                      check payable to                                 Arizona Municipal
                      "   Spartan Arizona                              Money Market Fund    ."
                         Municipal Money                            Indicate your fund
                         Market Fund    ." Mail to                  account number on
                      the address indicated                         your check and mail to
                      on the application.                           the address printed on
                                                                    your account statement.
                                                                    (small solid bullet) Exchange by mail: call
                                                                    1-800-544-6666 for
                                                                    instructions.



In Person (hand_graphic)   (small solid bullet) Bring your application    (small solid bullet) Bring your check to a
                           and check to a Fidelity                        Fidelity Investor Center.
                           Investor Center. Call                          Call 1-800-544-9797 for
                           1-800-544-9797 for the                         the center nearest you.
                           center nearest you.



Wire (wire_graphic)   (small solid bullet) There may be a $5.00       (small solid bullet) There may be a $5.00
                      fee for each wire                               fee for each wire
                      purchase.                                       purchase.
                      (small solid bullet) Call 1-800-544-7777 to     (small solid bullet) Wire to:
                      set up your account                             Bankers Trust
                      and to arrange a wire                           Company,
                      transaction.                                    Bank Routing
                      (small solid bullet) Wire within 24 hours to:   #021001033,
                      Bankers Trust                                   Account #00163053.
                      Company,                                        Specify "   Spartan
                      Bank Routing                                       Arizona Municipal
                      #021001033,                                        Money Market Fund    "
                      Account #00163053.                              and include your
                      Specify "   Spartan                             account number and
                         Arizona Municipal                            your name.
                         Money Market Fund    "
                      and include your new
                      account number and
                      your name.



Automatically (automatic_graphic)   (small solid bullet) Not available.   (small solid bullet) Use Fidelity Automatic
                                                                          Account Builder. Sign
                                                                          up for this service
                                                                          when opening your
                                                                          account, or call
                                                                          1-800-544-6666 to add
                                                                          it.



(tdd_graphic) TDD - Service for the Deaf and Hearing Impaired: 1-800-544-0118


HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next share price calculated after your order is received and accepted.
Share price is normally calculated at 4 p.m. Eastern time.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least
$1   0    ,000 worth of shares in the account to keep it open.
TO SELL SHARES BY BANK WIRE OR FIDELITY MONEY LINE, you will need to sign up for these services in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares,
(small solid bullet) Your account registration has changed within the last
30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner, or
(small solid bullet) The redemption proceeds are being transferred to a
Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker
(including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed,
and
(small solid bullet) Any other applicable requirements listed in the table that follows.
Unless otherwise instructed, Fidelity will send a check to the record address. Deliver your letter to a Fidelity Investor Center, or mail it to:
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
CHECKWRITING
If you have a checkbook for your ac   count, you may write an unlimited
nu    mber of checks. Do not, however, try to close out your account by check.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS


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
IF YOUR ACCOUNT BALANCE IS LESS THAN $50,000, THERE ARE FEES FOR INDIVIDUAL REDEMPTION
   TRANSACTIONS: $2.00 FOR EACH CHECK YOU WRITE AND $5.00 FOR EACH EXCHANGE, BANK WIRE,
   AND     ACCOUNT CLOSEOUT.



Phone 1-800-544-777 (phone_graphic)              All account types     (small solid bullet) Maximum check request:
                                                                       $100,000.
                                                                       (small solid bullet) For Money Line transfers to
                                                                       your bank account;    minimum:
                                                                          $10; maximum: up to
                                                                          $100,000.
                                                                       (small solid bullet) You may exchange to other
                                                                       Fidelity funds if both
                                                                       accounts are registered with
                                                                       the same name(s), address,
                                                                       and taxpayer ID number.

Mail or in Person (mail_graphic)(hand_graphic)   Individual, Joint     (small solid bullet) The letter of instruction must
                                                 Tenant,               be signed by all persons
                                                 Sole Proprietorship   required to sign for
                                                 , UGMA, UTMA          transactions, exactly as their
                                                 Trust                 names appear on the
                                                                       account.
                                                                       (small solid bullet) The trustee must sign the
                                                                       letter indicating capacity as
                                                 Business or           trustee. If the trustee's name
                                                 Organization          is not in the account
                                                                       registration, provide a copy of
                                                                       the trust document certified
                                                                       within the last 60 days.
                                                                       (small solid bullet) At least one person
                                                 Executor,             authorized by corporate
                                                 Administrator,        resolution to act on the
                                                 Conservator,          account must sign the letter.
                                                 Guardian              (small solid bullet) Include a corporate
                                                                       resolution with corporate seal
                                                                       or a signature guarantee.
                                                                       (small solid bullet) Call 1-800-544-6666 for
                                                                       instructions.

Wire (wire_graphic)                              All account types     (small solid bullet) You must sign up for the wire
                                                                       feature before using it. To
                                                                       verify that it is in place, call
                                                                       1-800-544-6666. Minimum
                                                                       wire: $5,000.
                                                                       (small solid bullet) Your wire redemption request
                                                                       must be received    and
                                                                          accepted by Fidelity before 4
                                                                          p.m. Eastern     time for money
                                                                       to be wired on the next
                                                                       business day.



Check (check_graphic)   All account types    (small solid bullet) Minimum check: $   ____    .
                                             (small solid bullet) All account owners must sign
                                             a signature card to receive a
                                             checkbook.



(tdd_graphic) TDD - Service for the Deaf and Hearing Impaired: 1-800-544-0118


INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account. INFORMATION SERVICES
FIDELITY'S TELEPHONE REPRESENTATIVES are available 24 hours a day, 365 days a year. Whenever you call, you can speak with someone equipped to provide the information or service you need.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except reinvestments, that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in the fund. Call 1-800-544-6666 if you need copies of financial reports, prospectuses, or historical account information. TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your fund shares and buy shares of other Fidelity funds by telephone or in writing. There may be a $5.00 fee for each exchange out of the fund, unless you place your transaction on Fidelity's automated exchange services.
Note that exchanges out of    t    h   e     fund are limited to
   f    our        per calendar year, and that they may have tax
consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see page .
FIDELITY MONEY LINE(registered trademark) enables you to transfer money by phone between your bank account and your fund account. Most transfers are complete within three business days of your call.
REGULAR INVESTMENT PLANS
One easy way to pursue your financial goals is to invest money regularly. Fidelity offers services that let you transfer money into your fund
account, or between fund accounts, automatica   lly.
FIDELITY AUTOMATIC ACCOUNT BUILDERSM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY FUND
MINIMUM      $___

FREQUENCY    Monthly or quarterly

SETTING UP   Complete the
             appropriate section
             on the fund
             application. For
             existing accounts,
             call 1-800-544-6666
             for an application.

DIRECT DEPOSIT
TO SEND ALL OR A PORTION OF YOUR PAYCHECK    OR GOVERNMENT CHECK TO A
FIDELITY FUND
MINIMUM      $___

FREQUENCY    Every pay period

SETTING UP   Check the
             appropriate box on
             the fund application,
             or call
             1-800-544-6666 for
             an    authorization form.

FIDELITY AUTOMATIC EXCHANGE SERVICE
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO ANOTHER FIDELITY FUND
MINIMUM      $___

FREQUENCY    Monthly, bimonthly,
             quarterly, or annually

SETTING UP   To establish, call
             1-800-544-6666 after
             both accounts are
             opened.

SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
   The fund distributes substantially all of     its net investment income
and capital gains, if any, to shareholders each year. Income dividends are
declared daily    and paid monthly.
DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the
application, call 1-800-544-6666 for instruc   tions. The fund offers three
options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
   2. CASH OPTION.     You will be sent a check for your dividend and
capital gain distributions, if any.
   3. DIRECTED DIVIDENDS(registered trademark) OPTION.     Your dividend
and capital gain distributions, if any, will be automatically invested in another identically registered Fidelity fund.
Dividends will be reinvested at the fund's NAV on the last day of the
month. Capital gain distributions, if any, will be    reinvested at the NAV
as of the record date of the distribution. The mailing of     distribution
checks will begin within seven days.
UNDERSTANDING
DISTRIBUTIONS
As a fund shareholder, you
are entitled to your share of
the fund's net income and
gains on its investments. The
fund passes its earnings
along to its investors as
DISTRIBUTIONS.
The fund earns interest from
its investments. These are
passed along as DIVIDEND
DISTRIBUTIONS. The fund may
realize capital gains if it sells
securities for a higher price
than it paid for them. These
are passed along as CAPITAL
GAIN DISTRIBUTIONS. Money
market funds usually don't
make capital gain
distributions.
(checkmark)
TAXES
As with any investment, you should consider how an investment in a tax-free fund could affect you. Below are some of the fund's tax implications.
   Interest income that the fund earns is     distributed to shareholders
as income dividends. Interest that is federally tax-free remains tax-free when it is distributed.
However, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are taxed as dividends. Long-term capital gain distributions are taxed as long-term capital gains. These distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31. Fidelity will send you and the IRS a statement showing the tax status of the distributions paid to you in the previous year.
The interest from some municipal securities is subject to the federal
alterna   tive minimum tax. The fund may invest     up to 100% of its
assets in these securities. Individuals who are subject to the tax must report this interest on their tax returns.
   To the extent the fund's income divi    dends are derived from interest
on Arizona municipal securities the interest on which is exempt from Arizona state personal income tax, the dividends will be free from such tax.
During the fiscal year ended    August 31, 1997,     __% of the fund's
income dividends was free from federal income tax, and __% was free from
Arizona personal income taxes. __%     of the fund's income    dividends
was subject to the federal alternative minimum tax.
TRANSACTION DETAILS
THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. Fidelity normally calculates the fund's NAV as of the close of business of the NYSE, normally 4 p.m. Eastern time.
   THE FUND'S NAV     is the value of a single share. The NAV is computed
by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.
   Like most money market funds, the fund values the securities it owns on
the     basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps the fund to maintain a stable $1.00 share price.
THE FUND'S OFFERING PRICE (price to    buy one share) is its NAV. The
fund's R    EDEMPTION PRICE (price to sell one    share) is its NAV.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail or by visiting a Fidelity Investor Center.
   THE FUND RESERVES THE RIGHT TO SU    SPEND THE OFFERING OF SHARES for a
pe   riod of time. The fund also reserves the     right to reject any
specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in
FMR's opinion, they would    disrupt management of the fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet)    The fund reserves the right to limit     the number
of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees the fund or its transfer agent has incurred.
(small solid bullet) [IF FUND HAS AN AGGREGATE TRADING LIMIT, AND MARKETING
WANTS TO MAINTAIN IT:    The fund     reserves the right to limit all
accounts maintained or controlled by any one person to a maximum total balance of $__ million.]
(small solid bullet) You begin to earn dividends as of the first business day following the day of your purchase.
TO AVOID THE COLLECTION PERIOD associated with check and Money Line purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your request is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the fund, it may take up to seven days to pay you.
(small solid bullet) Shares will earn dividends through the date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Fidelity Money Line redemptions generally will be credited to your bank account on the second or third business day after your phone call.
(small solid bullet)    The fund may hold payment on r    edemptions until
it is reasonably satisfied that investments made by check or Fidelity Money Line have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
(small solid bullet) If you sell shares by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
THE FEES FOR INDIVIDUAL TRANSACTIONS are waived if your account balance at the time of the transaction is $50,000 or more. Otherwise, you should note the following:
(small solid bullet) The $2.00 checkwriting charge will be    deducted from
your account.
(small solid bullet) The $5.00 exchange fee will be deducted from the amount of your exchange.
(small solid bullet) The $5.00 wire fee will be deducted from the amount of your wire.
(small solid bullet) The $5.00 account closeout fee does not apply to exchanges or wires, but it will apply to checkwriting.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual
   maximum charge of $24.00 per shar    eholder. It is expected that
accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller
ac   counts. This fee will not be deducted from Fidelity brokerage
accounts, r    etirement accounts (except non-prototype retirement
accounts), accounts using regular investment plans, or if    total assets
with Fidelity exceed $30,000. Eligibility for the $30,000 waiver is
determined by aggregating Fidelity accounts maintained by FSC or     FBSI
which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW    $10,000, you will be given 30 days'
n    otice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed and the $5.00 account closeout fee will be charged. FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
   FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the fund without reimbursement from the fund. Qualified recipients are securities dealers who have sold fund shares or others, including banks and other financial institutions, under special arrangements in connection with FDC's sales activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging shares of the fund for shares of other Fidelity funds. However, you should note the following:
(small solid bullet) The fund you are exchanging into    must be available
for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus. (small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage-point difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Because excessive trading can hurt fund performance and shareholders, the fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet)    The fund reserves the right to refuse     exchange
purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if the fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the fund.
   Although the fund will attempt to give you prior notice whenever it is
reaso    nably able to do so, it may impose these    restrictions at any
time. The fund reserves the right to terminate or modify     the exchange
privilege in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may im   pose
fees of up to 1.00% on purchases, administrative fees of up to $7.50,
and     redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.
   SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND
A FUND OF  FIDELITY UNION STREET TRUST II
STATEMENT OF ADDITIONAL INFORMATION
   OCTOBER 23, 1997
This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the fund's current Prospectus (dated October 23, 1997). Please retain this document for future reference. The fund's Annual Report is a separate document supplied with this SAI. To obtain a free additional copy of the Prospectus or an Annual Report, please call Fidelity at 1-800-544-8888.
TABLE OF CONTENTS                                PAGE



Investment Policies and Limitations

Special Considerations Affecting Arizona         6

Special Considerations Affecting Puerto Rico

Portfolio Transactions

   Valuation                                        12

Performance

Additional Purchase and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contract                                 21

Distribution and Service Plan                       23

Contracts with FMR Affiliates                       23

Description of the Trust                            24

Financial Statements

Appendix

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISER
   FMR Texas Inc. (FMR Texas)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT
UMB Bank, n.a. (UMB)
Fidelity Service Company, Inc. (FSC)
SAZ-ptb-1097
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or
limitation states a maximum percentage of the        fund's assets that may
be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
   T    he        fund's fundamental investment policies and limitations
cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval. THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(   ii    ) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(   iii    ) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(   iv    ) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(   v    ) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(   vi    )    The fund does not currently intend to engage in repurchase
agreements or make loans, but this limitation does not apply     to
purchases of debt securities.
   (vii) The fund does not currently intend to invest all of its assets in
the securities of a single open-end management investment     company with
substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitation (i), Subchapter M generally requires the fund
to invest no more than 25% of its total assets in secur    ities of any one
issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitations (   4    ) and (   i    ), FMR identifies the
issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page __.
   AFFILIATED BANK TRANSACTIONS. The fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the Investment Company Act of 1940. These
transactions may include repurchase     agreements with custodian banks;
short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
   DELAYED-DELIVERY TRANSACTIONS. The fund may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by the fund to purchase or sell specific securities at a
predetermined price or yield, with pa    yment and delivery taking place
after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.
   When purchasing securities on a delayed-delivery basis, the fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because the fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the fund's other investments. If the fund remains substantially fully
invested at a time when     delayed-delivery purchases are outstanding, the
delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When the fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could suffer a loss.
   The fund may renegotiate delayed-delivery transactions after they are
entered into, and may sell underlying securities before     they are
delivered, which may result in capital gains or losses.
   FEDERALLY TAXABLE OBLIGATIONS. Under normal conditions, the fund does
not intend to invest in securities whose interest is     federally taxable.
However, from time to time on a temporary basis, the fund may invest a portion of its assets in fixed-income obligations whose interest is subject to federal income tax.
   Should the fund invest in federally taxable obligations, it would
purchase securities that, in FMR's judgment, are of high qual    ity. These
obligations would include those issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements backed by such obligations.
Proposals to restrict or eliminate the federal income tax exemption for
interest on municipal obligations are introduced before    Congress from
time to time. Proposals also may be introduced before the Arizona legislature that would affect the state tax treatment of the fund's distributions. If such proposals were enacted, the availability of municipal obligations and the value of the fund's holdings would be affected and the Trustees would reevaluate the fund's investment objective and policies.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of the fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of the fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
   FMR may determine some restricted securities and municipal lease obligations to be illiquid.
In the absence of market quotations, illiquid investments are valued for purposes of monitoring amortized cost valuation at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through
a change in values, net assets, or     other circumstances, the fund were
in a position where more than 10% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.
   INTERFUND BORROWING AND LENDING PROGRAM.     Pursuant to an exemptive
order issued by the SEC, the fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates, but it currently intends to participate in this program only as a borrower. Interfund borrowings normally extend overnight, but can have a maximum
duration of    seven days. The fund will borrow through the program only
when the costs are equal to or lower than the costs of bank loans.
Loans     may be called on one day's notice, and the fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
MARKET DISRUPTION RISK. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all
of the municipal securities held by a fund   ,     making it more difficult
for the    f    und to maintain a stable net asset value per share   .
MONEY MARKET SECURITIES are high-quality, short-term obligations. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the fund.
MUNICIPAL SECTORS:
[IF FUND >20% (OR MGR EXPECTS TO BE) IN THIS INDUSTRY: ELECTRIC UTILITIES. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand, (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations,
(e) timely and sufficient rate increases, and (f) opposition to nuclear power.]
[IF FUND >20% (OR MGR EXPECTS TO BE) IN THIS INDUSTRY:HEALTH CARE. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.] [IF FUND >20% (OR MGR EXPECTS TO BE) IN THIS INDUSTRY:HOUSING. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.]
[IF FUND >20% (OR MGR EXPECTS TO BE) IN THIS INDUSTRY:EDUCATION. In general, there are two types of education-related bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.]
[IF FUND >20% (OR MGR EXPECTS TO BE) IN THIS INDUSTRY:WATER AND SEWER. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.]
[IF FUND >20% (OR MGR EXPECTS TO BE) IN THIS INDUSTRY:TRANSPORTATION. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.]
MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a
wide variety of equipment and    facilities. Generally, the fund will not
hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the fund a specified,
undivided     interest in the obligation in proportion to its purchased
interest in the total amount of the obligation.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.
PUT FEATURES entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
   QUALITY AND MATURITY. Pursuant to procedures adopted by the Board of
Trustees, the fund may purchase only high-quality     securities that FMR
believes present minimal credit risks. To be considered high quality, a security must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by FMR. High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., Standard & Poor's A-1 or SP-1), and second tier securities are those deemed to be in the second highest rating category (e.g., Standard & Poor's A-2 or SP-2).
The fund currently intends to limit its investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, the fund may look to an interest rate reset or demand feature.
   REPURCHASE AGREEMENTS. In a repurchase agreement, the fund purchases a
security and simultaneously commits to sell that     security back to the
original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect the fund from risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to the fund in connection with bankruptcy proceedings), it is the fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. However, in general, the fund anticipates holding restricted securities to maturity or selling them in an exempt transaction. REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.
SOURCES OF CREDIT OR LIQUIDITY SUPPORT. FMR may rely on its evaluation of the credit of a bank or other entity in determining whether to purchase a security supported by a letter of credit guarantee, put or demand feature,
insurance or other source of credit or liquidity.    I    n evaluating the
credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that
might affect its ability to honor its commitment   .
VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments of the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities have put features.
ZERO COUPON BONDS do not make regular interest payments. Instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily dividend, the fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.
       SPECIAL CONSIDERATIONS AFFECTING ARIZONA
   Certain Arizona constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives, as discussed below, could adversely affect the market values and marketability of, or result in default of, existing obligations, including obligations that may be held by the fund. Obligations of the State or local governments may also be affected by budgetary pressures affecting the State and economic conditions in the State. The following highlights only some of the more significant financial trends, and is based on information drawn from official statements and prospectuses relating to securities offerings of or on behalf of the State of Arizona, its agencies, instrumentalities and political subdivisions, and other publicly available documents, as available on the date of this Statement of Additional Information. FMR has not independently verified any of the information contained in such official statements and other publicly available documents, but is not aware of any fact which would render such information inaccurate.
 CONSTITUTIONAL LIMITATIONS ON TAXES, EXPENDITURES AND REVENUE INCREASES LIMITATIONS ON TAXES. Certain obligations held by the fund may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of Arizona local governments and districts are limited by Arizona Law. Arizona's property tax system was substantially revised by 1980 amendments to the Arizona Constitution and implementing legislation. There are two separate tax systems: a Primary system for taxes levied to pay current operation and maintenance expenses; and a Secondary system for taxes levied to pay principal and interest on bonded indebtedness, special district assessments and tax overrides. There are specific provisions under each system governing property value, the basis of assessment and maximum annual tax levies.
Under the Primary system, property value is the basis for determining primary property taxes of locally assessed real property and may increase by more than 10% per year only under certain circumstances. Under the Secondary system, there is no limitation on annual increases in full cash value of any property.
Under the Primary system, annual tax levies are limited based on the nature of the property being taxed, and the nature of the taxing authority. Taxes levied for Primary purposes on residential property only are limited to 1% of the full cash value of such property. In addition, taxes levied for Primary purposes on all types of property by counties, cities, towns and community college districts are limited to a maximum increase of 2% over the prior year's levy, plus any amount directly attributable to new construction and annexation and involuntary tort judgments. The 2% limitation does not apply to taxes levied for Primary purposes on behalf of local school districts. Annual tax levies for bonded indebtedness and special district assessments are unlimited under the Secondary system. EXPENDITURES LIMITS. Provisions of the Arizona Constitution and Arizona legislation limit increases in annual expenditures by counties, cities and towns and community college districts and school districts to an amount determined by the Arizona Economic Estimates Commission. This limitation is based on the entity's actual expenditures for fiscal year 1979-80, with this base adjusted annually to reflect changes in population, cost of living, and boundaries.
LIMITATIONS ON REVENUE INCREASES. In November of 1992 an amendment to the Constitution of Arizona was approved by the voters and signed by the Governor. The amendment states that any legislation that provides for a net increase in State revenues will be effective only on the affirmative vote of two-thirds of the members of each house of the State Legislature, and Gubernatorial approval. If the Governor vetoes the measure, then the legislation shall not become effective unless the legislation is approved by an affirmative vote of three-fourths of the members of each house. The constitutional amendment does not apply to the effects of inflation, increasing assessed valuation or any other similar effect that increases State revenue but which is not caused by an affirmative act of the Legislature.
The budgets enacted since fiscal year 1993-94 have not provided for any increases in State revenues that required an approval from two-thirds of the State Legislature.
OBLIGATIONS OF THE STATE OF ARIZONA
Under the Arizona Constitution, the State's power to contract debt is limited to an amount of not more than $350,000 to supply casual deficits or failures in revenues or to meet expenses not otherwise provided for. In addition to that authority, the State may borrow money to repel invasion, suppress insurrection, or defend the State in time of war.
Certain State agencies and instrumentalities may issue debt secured by limited special revenue sources. Additionally, obligations such as lease-purchase agreements and Certificates of Participation that are subject to annual appropriation are not debt within the meaning of Arizona's constitutional and statutory limitations. As of June 30, 1996, various State agencies, boards, departments and instrumentalities (including the Department of Transportation and State educational institutions) had approximately $1.41 billion of bonded indebtedness. Certificates of Participation of State agencies and instrumentalities outstanding at December 31, 1996 totalled approximately $541.7 million. ECONOMY
Arizona has been, and is projected to continue to be, one of the fastest growing areas in the United States. Over the last several decades, the State has outpaced most other states in virtually every major category of growth, including population, personal income, gross state product, and job creation. From 1980 to 1996, the State's population grew 64.3% and is currently estimated to be 4.5 million.
Geographically, Arizona is the nation's sixth largest state. The State is divided into fifteen counties. Two of these counties, Maricopa County (including Phoenix) and Pima County (including Tucson), are more urban in nature and account for approximately 76% of total population and 85% of total wage and salary employment in Arizona. Significant job growth has occurred in the areas of aerospace and high technology, construction, finance, insurance, and real estate. Major employers include Motorola, Allied Signal, and the State.
RECENT STATE FINANCIAL RESULTS
REVENUES AND EXPENDITURES -- FISCAL YEAR 1996. For the fiscal year ended June 30, 1996, general fund revenues increased by 4.4% and the State enjoyed a general fund balance of approximately $399.9 million at year end. General fund revenues for that period were $4.66 billion. (If various tax reduction measures enacted by the Legislature and described below had not been implemented, the rate of general fund revenue growth for the period would have been over 10%).
REVENUES AND EXPENDITURES--FISCAL YEAR 1996-1997. As of April 1997, the State's general fund revenues for fiscal year 1997 were projected to be $4.86 billion (up 4.3% from the prior year). Total general fund expenditures for that period were projected at $4.91 billion resulting in a projected fund balance of approximately $347 million. However, June 1997 projections indicate that actual fiscal year 1997 tax revenues may exceed earlier projections by an additional $100-200 million.
ECONOMIC TRENDS AND RECENT TAX REFORM MEASURES. Arizona's economy in recent years has been consistent with the national economic cycle, with Arizona's current economic expansion in its fifth year. The State's general fund has benefitted from robust performance in nearly all sectors including employment, personal income, retail sales, economic development, corporate profits and booming residential housing growth. This strong growth has enabled the State legislature to enact substantial revenue reduction measures affecting corporate taxes, the personal income tax and sales taxes. All Arizona economic indicators are projected by State budgetary officials to exhibit slower growth over the current and upcoming two fiscal years. General fund revenue is projected to grow more slowly both due to the somewhat slower economy and to the significant amount of additional revenue reductions which become effective in 1998.
1997-1998 AND 1998-1999 BUDGET. Most budget units are now appropriated funds on a biennial basis. The projected revenues upon which the general fund budgets for such periods were based assume slowing but steady growth in fiscal years 1998 and 1999, but also reflect certain legislative revenue reductions, including income tax, sales tax and property tax reform, which resulted in approximately a $517.9 million revenue reduction in fiscal year 1997 (increasing to a $764.7 million reduction in fiscal year 1998). Total revenues for fiscal year 1998 are projected to be essentially flat with a projected general fund ending balance of $24.46 million. The fiscal year 1999 budget reflects a net increase in projected revenues of 2.4% with general fund revenues projected to be approximately $4.98 billion.
"RAINY DAY FUND."   In 1990 the Legislature enacted a formula-based Budget
Stabilization Fund into which deposits are required to be made during years of "above-trend" economic growth, for use in "below-trend" periods. A deposit to the Fund was first called for in fiscal year 1994, in the amount of $42.0 million. In fiscal year 1995 the ending balance in the Fund was expected to be $220.0 million, and the Legislature revised the formula in connection with enacting the current fiscal year budget to reduce the maximum balance required to be maintained in such Fund to 5% of general fund revenues at the conclusion of a given fiscal year. This has had the effect of returning to the general fund several million dollars in each subsequent fiscal year and is projected to require the return of $15.2 million (based on the adopted budget) as of June 30, 1998.
CERTAIN LITIGATION. Based on a 1993 U.S. Supreme Court ruling, the State has determined to issue refunds, including statutory interest, of State income taxes previously collected on Federal retirees' pensions. The cost of this program (expected to be approximately $159.4 million) will be spread over a five-year period ending in fiscal year 1998.
OBLIGATIONS OF OTHER ISSUERS
ASSESSMENT BONDS. Municipal obligations which are assessment bonds or community facilities district bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. The lien on the property is the only security for such bonds. LEASE-PURCHASE OBLIGATIONS. Certain Arizona lease-purchase obligations, though payable from the general fund of the State or municipality, are subject to annual appropriation by the applicable governing body in amounts sufficient to pay the lease. Nonappropriation is legally not a default and there may be no adequate remedies available to the holders of the certificates evidencing the lease obligation in the event nonappropriation occurs.
OTHER CONSIDERATIONS. The repayment of mortgage revenue bonds or other obligations secured by real property may be affected by laws limiting creditors' rights and subject to the exercise of judicial discretion. Health care and hospital securities may be affected by changes in State regulations governing cost reimbursements to health care providers under AHCCCS (the State's indigent health care program).
In the early 1990's many cities, towns and counties experienced declines or slowing growth in the Secondary assessed valuation, causing a reduction or slower growth in property tax receipts and putting pressure on local budgets and capital improvement projects supported by such receipts. Municipalities responded to these developments by a variety of methods including increasing the Secondary property tax rate, deferring property tax-supported bond projects, and using other revenue sources to fund projects. More recently, economic growth has begun to reverse the pressure on assessed valuations, at least in the larger urbanized areas of the State.
Legislation has been or may be introduced which would modify existing taxes or other revenue-raising measures. It is not presently possible to predict the extent to which any such legislation will be enacted, or if enacted, how it would affect Arizona municipal obligations.
SPECIAL CONSIDERATIONS AFFECTING PUERTO RICO
The following highlights some of the more significant financial trends and problems affecting the Commonwealth of Puerto Rico (the Commonwealth or Puerto Rico), and is based on information drawn from official statements and prospectuses relating to the securities offerings of Puerto Rico, its agencies and instrumentalities, as available on the date of this SAI. FMR has not independently verified any of the information contained in such official statements, prospectuses, and other publicly available documents, but is not aware of any fact which would render such information materially inaccurate.
   The economy of Puerto Rico is closely linked to that of the United States. In fiscal 1995, trade with the United States accounted for approximately 89% of Puerto Rico's exports and approximately 65% of its imports. In this regard, in fiscal 1995 Puerto Rico experienced a $4.6 billion positive adjusted merchandise trade balance.
Since fiscal 1985, personal income, both aggregate and per capita, has increased consistently each fiscal year. In fiscal 1995, aggregate personal income was $27.0 billion ($26.2 billion in 1992 prices) and personal per capita income was $7,296 ($7,074 in 1992 prices). Gross domestic product in fiscal 1992 was $23.7 billion and gross product in fiscal 1996 was $30.2 billion; ($26.7 billion in 1992 prices). This represents an increase in gross product of 27.5% from fiscal 1992 to 1996 (12.7% in 1992 prices). For fiscal 1997, an increase in gross domestic product of 2.7% over fiscal 1996 is forecasted. However, actual growth in the Puerto Rico economy will depend on several factors including the condition of the U.S. economy, the exchange value of the U.S. dollar, the price stability of oil imports, any increase or decrease in the number of visitors to the island, the level of exports, the level of federal transfers, and the cost of borrowing.
Puerto Rico's economy continued to expand throughout the five-year period from fiscal 1992 through fiscal 1996. Almost every sector of the economy participated, and record levels of employment were achieved. Factors behind the continued expansion included government-sponsored economic development programs, periodic declines in the exchange value of the U.S. dollar, the level of federal transfers, and the relatively low cost of borrowing funds during the period.
Puerto Rico has made marked improvements in fighting unemployment. Unemployment is at a low level compared to that of the late 1970s, but it still remains significantly above the U.S. average and has been increasing in recent years. Despite long-term improvements, the unemployment rate rose from 16.5% to 16.8% from fiscal 1992 to fiscal 1993. However, by the end of fiscal 1994, the unemployment rate dropped to 15.9% and as of the end of fiscal 1996, stands at 13.8%. Despite this downturn, there is a possibility that the unemployment rate will increase.
Manufacturing is the largest sector in the economy accounting for $17.7 billion or 41.8% of gross domestic product in fiscal 1995. Manufacturing has experienced a basic change over the years as a result of the influx of higher wage, high technology industries such as the pharmaceutical industry, electronics, computers, microprocessors, scientific instruments and high technology machinery. The service sector, which includes finance, insurance, real estate, wholesale and retail trade, hotels and related services and other services, ranks second in its contribution to gross domestic product and is the sector that employs the greatest number of people. In fiscal 1995, the service sector generated $15.9 billion in gross domestic product or 37.5% of the total. Employment in this sector grew from 449,000 in fiscal 1992 to 527,000 in fiscal 1996, a cumulative increase of 17.6%, which increase was greater than the 11.8% cumulative growths in employment over the same period, providing 46.7% of total employment. The government sector of the Commonwealth plays an important role in the economy of the island. In fiscal year 1995, the government accounted for $4.5 billion or 10.6% of Puerto Rico's gross domestic product and provided 21.7% of the total employment. Tourism also contributes significantly to the island economy, accounting for $1.8 billion of gross domestic product in fiscal 1995.
The present administration has developed and is implementing a new economic development program which is based on the premise that the private sector should provide the primary impetus for economic development and growth. This new program, which is referred to as the New Economic Model, promotes changing the role of the government from one of being a provider of most basic services to that of a facilitator for private sector initiatives and encourages private sector investment by reducing government-imposed regulatory restraints.
The New Economic Model contemplates the development of initiatives that will foster private investment in, and private management of, sectors that are served more efficiently and effectively by the private enterprise. One of these initiatives has been the adoption of a new tax code intended to expand the tax base, reduce top personal and corporate tax rates, and simplify the tax system.
The New Economic Model also seeks to identify and promote areas in which Puerto Rico can compete more effectively in the global markets. Tourism has been identified as one such area because of its potential for job creation and contribution to the gross product. In 1993, a new Tourism Incentives Act and a Tourism Development Fund were implemented in order to provide special tax incentives and financing for the development of new hotel projects and the tourism industry. As a result of these initiatives, new hotels have been constructed or are under construction which have increased the number of hotel rooms on the island from 8,415 in fiscal 1992 to 10,345 in fiscal 1996 and to 12,250 by the end of fiscal 1997.
The New Economic Model also seeks to reduce the size of the government's direct contribution to gross domestic product. As part of this goal, the government has transferred certain governmental operations and sold a number of its assets to private parties. Among these are: (i) the sale of the assets of the Puerto Rico Maritime Authority; (ii) the execution of a five-year management agreement for the operation and management of the Aqueducts and Sewer Authority by a private company; (iii) the execution by the Aqueducts and Sewer Authority of a construction and operating agreement with a private consortium for the design, construction, and operation of an approximately 75 million gallon per day water pipeline to the San Juan metropolitan area from the Dos Bocas reservoir in Utuado; and (iv) the execution by the Electric Power Authority of power purchase contracts with private power producers under which two cogeneration plants (with a total capacity of 800 megawatts) will be constructed.
As part of the government's program to facilitate the provision of private health services, in 1994 a new health insurance program was started in the Fajardo region to provide qualifying Puerto Rico residents with comprehensive health insurance coverage. In conjunction with this program certain public health facilities are being privatized. The administration's goal is to provide universal health insurance for such qualifying residents. The total cost of this program will depend on the number of municipalities included and the total number of participants. As of June 30, 1996, over 760,000 persons were participating in the program at an annual cost to the Commonwealth of approximately $296 million.
One of the factors assisting the development of the manufacturing sector in Puerto Rico has been the federal and Commonwealth tax incentives available, most notably section 936 of the Internal Revenue Code of 1986, as amended ("Section 936") and the Commonwealth's Industrial Incentives Program. The Industrial Incentives Program, through the 1987 Industrial Incentives Act, grants corporations engaged in certain qualified activities a fixed 90% exemption from Commonwealth income and property taxes and a 60% exemption from municipal license taxes during a 10, 15, 20, or 25 year period depending on location.
For many years, U.S. companies operating in Puerto Rico enjoyed a special tax credit that was available under Section 936 of the Code. Originally, the credit provided an effective 100% federal tax exemption for operating and qualifying investment income from Puerto Rico sources. Amendments to
Section 936 made in 1993 (the "1993 Amendments") instituted two alternative methods for calculating the tax credit and limited the amount of the credit that a qualifying company could claim. These limitations are based on a percentage of qualifying income (the "percentage of income limitation") and on qualifying expenditures on wages and other wage related benefits (the "economic activity limitation" or "wage credit limitation"). As a result of amendments incorporated in the Small Business Job Protection Act of 1996 enacted by the U.S. Congress and signed into law by President Clinton on August 20, 1996 (the "1996 Amendments"), the tax credit is now being phased out over a ten-year period for existing claimants and is no longer available for corporations that establish operations in Puerto Rico after October 13, 1995 (including existing Section 936 Corporations (as defined below) to the extent substantially new operations are established in Puerto
Rico). The 1996 Amendments also moved the credit based on the economic activity limitation to Section 30A of the Code and phased it out over 10 years. In addition, the 1996 Amendments eliminated the credit previously available for income derived from certain qualified investments in Puerto Rico. The Section 30A Credit and the remaining Section 936 credit are discussed below.
SECTION 30A.  The 1996 Amendments added a new Section 30A to the Code.
Section 30A permits a "qualifying domestic corporation" ("QDC") that meets certain gross income tests (which are similar to the 80% and 75% gross income tests of Section 936 of the Code discussed below) to claim a credit (the "Section 30A Credit") against the federal income tax imposed on taxable income derived from sources outside the United States from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such business ("possession income").
A QDC is a U.S. corporation which (i) was actively conducting a trade or business in Puerto Rico on October 13, 1995, (ii) had a Section 936 election in effect for its taxable year that included October 13, 1995,
(iii) does not have in effect an election to use the percentage limitation of Section 936(a)(4)(B) of the Code, and (iv) does not add a "substantial new line of business."
The Section 30A Credit is limited to the sum of (i) 60% of qualified possession wages as defined in the Code, which includes wages up to 85% of the maximum earnings subject to the OASDI portion of Social Security taxes plus an allowance for fringe benefits of 15% of qualified possession wages,
(ii) a specified percentage of depreciation deductions ranging between 15% and 65%, based on the class life of tangible property, and (iii) a portion of Puerto Rico income taxes paid by the QDC, up to a 9% effective tax rate (but only if the QDC does not elect the profit-split method for allocating income from intangible property).
A QDC electing Section 30A of the Code may compute the amount of its active business income, eligible for the Section 30A Credit, by using either the cost sharing formula, the profit-split formula, or the cost-plus formula, under the same rules and guidelines prescribed for such formulas as provided under Section 936 (see discussion below). To be eligible for the first two formulas, the QDC must have a significant presence in Puerto Rico.
In the case of taxable years beginning after December 31, 2001, the amount of possession income that would qualify for the Section 30A Credit would be subject to a cap based on the QDC's possession income for an average adjusted base period ending before October 14, 1995.
Section 30A applies only to taxable years beginning after December 31, 1995 and before January 1, 2006.
SECTION 936. Under Section 936 of the Code, as amended by the 1996 Amendments, and as an alternative to the Section 30A Credit, U.S. corporations that meet certain requirements and elect its application ("Section 936 Corporations") are entitled to credit against their U.S. corporate income tax, the portion of such tax attributable to income derived from the active conduct of a trade or business within Puerto Rico ("active business income") and from the sale or exchange of substantially all assets used in the active conduct of such trade or business. To qualify under Section 936 in any given taxable year, a corporation must derive for the three-year period immediately preceding the end of such taxable year, (i) 80% or more of its gross income from sources within Puerto Rico, and (ii) 75% or more of its gross income from the active conduct of a trade or business in Puerto Rico.
Under Section 936, a Section 936 Corporation may elect to compute its active business income, eligible for the Section 936 credit, under one of three formulas: (A) a cost-sharing formula, whereby it is allowed to claim all profits attributable to manufacturing intangibles, and other functions carried out in Puerto Rico, provided it contributes to the research and development expenses of its affiliated group or pays certain royalties; (B) a profit-split formula, whereby it is allowed to claim 50% of the net income of its affiliated group from the sale of products manufactured in Puerto Rico; or (C) a cost-plus formula, whereby it is allowed to claim a reasonable profit on the manufacturing costs incurred in Puerto Rico. To be eligible for the first two formulas, the Section 936 Corporation must have a significant business presence in Puerto Rico for purposes of the
Section 936 rules.
As a result of the 1993 Amendments and the 1996 Amendments, the Section 936 credit is only available to companies that elect the percentage of income limitation and is limited in amount to 40% of the credit allowable prior to the 1993 Amendments, subject to a five-year phase-in period from 1994 to 1998 during which period the percentage of the allowable credit is reduced from 60% to 40%.
In the case of taxable years beginning on or after 1998, the possession income subject to the Section 936 credit will be subject to a cap based on the Section 936 Corporation's possession income for an average adjusted base period ending on October 14, 1995. The Section 936 credit is eliminated for taxable years beginning in 2006.
OUTLOOK. It is not possible at this time to determine the long-term effect on the Puerto Rico economy of the enactment of the 1996 Amendments to
Section 936. The Government of Puerto Rico does not believe there will be short-term or medium-term material adverse effects on Puerto Rico's economy as a result of the enactment of the 1996 Amendments. The Government of Puerto Rico further believes that during the phase-out period sufficient time exists to implement additional incentive programs to safeguard Puerto Rico's competitive position. Additionally, the Governor intends to propose a new federal incentive program similar to what is now provided under
Section 30A. Such program would provide U.S. companies a tax credit based on qualifying wages paid, other wage related expenses such as fringe benefits, depreciation expenses for certain tangible assets, and research and development expenses, and would restore the credit granted to passive income under Section 936 prior to its repeal by the 1996 Amendments. Under the Governor's proposal, the credit granted to qualifying companies would continue in effect until Puerto Rico shows, among other things, substantial economic improvements in terms of certain economic parameters.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of the fund by FMR pursuant to authority contained in the fund's management contract. FMR has granted investment management authority to the sub-adviser (see the section entitled "Management Contract"), and the sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. Securities purchased and sold by the fund generally will be traded on a net basis (i.e., without commission). In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.
   The fund may execute portfolio transactions with broker-dealers who
provide research and execution services to the fund or     other accounts
over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). FMR maintains a listing of broker-dealers who provide such services on a regular basis. However, as many transactions on behalf of the money market fund are placed with broker-dealers (including broker-dealers on the list) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such broker-dealers solely because such services were provided. The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) based upon the quality of research and execution services provided.
   The receipt of research from broker-dealers that execute transactions on
behalf of the fund may be useful to FMR in rendering     investment
management services to the fund or its other clients, and conversely, such
research provided by broker-dealers who    have executed transaction orders
on behalf of other FMR clients may be useful to FMR in carrying out its
obligations to the fund.     The receipt of such research has not reduced
FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in
recognition of their research and execu   tion services. In order to cause
the fund to pay such higher commissions, FMR must determine in good faith
that such commissions     are reasonable in relation to the value of the
brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the fund and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the fund, or shares of other Fidelity
funds to the extent permitted by law. FMR    may use research services
provided by and place agency transactions with National Financial Services
Corporation (NFSC), an     indirect subsidiary of FMR Corp., if the
commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements
are satisfied. Pursuant to such    requirements, the Board of Trustees has
authorized NFSC to execute portfolio transactions on national securities
exchanges in     accordance with approved procedures and applicable SEC
rules.
   The Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
For the fiscal years ended    August 31, 1997, 1996, and 1995,     the fund
paid [no brokerage commissions/ brokerage commissions of $____, $______, and $______, respectively]. [IF APPROPRIATE:During the fiscal year ended
   August 31, 1997,     this amounted to approximately __% of the aggregate
brokerage commissions paid by the fund involving approximately __% of the aggregate dollar amount of transactions for which the fund paid brokerage commissions.]
During the fiscal year ended    August 31, 1997    , the fund paid $__ in
commissions to brokerage firms that provided research services involving approximately $__ of transactions. The provision of research services was not necessarily a factor in the placement of all this business with such
firms. [IF APPLICABLE:During the fiscal year ended    August 31, 1997,
the fund paid no fees to brokerage firms that provided research services.]
   From time to time the Trustees will review whether the recapture for the benefit of the fund of some portion of the brokerage commissions or similar fees paid by the fund on portfolio transactions is legally permissible and
advisable. The fund seeks to     recapture soliciting broker-dealer fees on
the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for the fund to seek such recapture.
   Although the Trustees and officers of the fund are substantially the same as those of other funds managed by FMR, investment decisions for the fund are made independently from those of other funds managed by FMR or
accounts managed by FMR affil    iates. It sometimes happens that the same
security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In
some cases this system could    have a detrimental effect on the price or
value of the security as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to the fund outweighs any disadvantages that may be said
to     exist from exposure to simultaneous transactions.
   VALUATION
Fidelity Service Company, Inc. (FSC) normally determines the fund's net asset value per share (NAV) as of the close of the New York Stock Exchange
(NYSE) (normally 4:00 p.m. Eastern time). The valuation of portfolio securities is determined as of this time for the purpose of computing the fund's NAV.
Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.
Securities of other open-end investment companies are valued at their respective NAVs.
During periods of declining interest rates, the fund's yield based on amortized cost valuation may be higher than would result if the fund used market valuations to determine its NAV. The converse would apply during periods of rising interest rates.
Valuing the fund's investments on the basis of amortized cost and use of the term "money market fund" are permitted pursuant to Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). The fund must adhere to certain conditions under Rule 2a-7, as summarized in the section entitled "Quality and Maturity" on page ___.
The Board of Trustees oversees FMR's adherence to the provisions of Rule 2a-7 and has established procedures designed to stabilize the fund's NAV at $1.00. At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.
PERFORMANCE
   The fund may quote performance in various ways. All performance information supplied by the fund in advertising is historical and is not intended to indicate future returns. The fund's yield and total return fluctuate in response to market conditions and other factors.
    YIELD CALCULATIONS.    To compute the fund's yield for a period, the
net change in value of a hypothetical account containing one     share
reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the
account at the beginning of the    period to obtain a base period return.
This base period return is annualized to obtain a current annualized yield.
The fund also may     calculate an effective yield by compounding the base
period return over a one-year period. In addition to the current yield, the
fund    may quote yields in advertising based on any historical seven-day
period. Yields for the fund are calculated on the same basis as     other
money market funds, as required by applicable regulations.
   Yield information may be useful in reviewing the fund's performance and in providing a basis for comparison with other investment alternatives. However, the fund's yield fluctuates, unlike investments that pay a fixed
interest rate over a stated period of     time. When comparing investment
alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
   Investors should recognize that in periods of declining interest rates
the fund's yield will tend to be somewhat higher than     prevailing market
rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
   The fund's tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment before taxes to equal the fund's tax-free yield. Tax-equivalent yields are calculated by dividing the fund's yield by the result of one minus a stated combined federal and state income tax rate. If only a portion of the fund's yield is tax-exempt, only that
portion is adjusted in the     calculation.
The following tables show the effect of a shareholder's tax status on
effective yield under federal and state income tax laws for 199   7    .
The second table shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical tax-exempt obligations yielding from _% to _%. Of course, no assurance can be given that the fund will achieve any specific tax-exempt yield. While the fund invests principally in obligations whose interest is exempt from federal and state income tax, other income received by the fund may be taxable. The tables do not take into account local taxes, if any, payable on fund distributions.
Use the first table to find your approximate effective tax bracket taking
into account federal and state taxes for 199   7    .
199   7     TAX RATES

Taxable Income*                                   Federal            Arizona State
                                                  Marginal Rate   Marginal Rate          Combined
                                                                                         Federal and State
                                                                                         Effective Rate**

   Single Return             Joint Return


$    $    $    $     %    %    %

                     %    %    %

* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Having determined your effective tax bracket, use the following table to determine the tax-equivalent yield for a given tax-free yield.
If your combined federal and state effective tax rate in 199   7     is:
      %   %   %   %   %


To match these

tax-free yields:   Your taxable investment would have to earn the following yield:






   The fund may invest a portion of its assets in obligations that are
subject to state or federal income taxes. When the fund invests     in
these obligations, its tax-equivalent yield will be lower. In the table above, the tax-equivalent yields are calculated assuming investments are 100% federally and state tax-free.
   TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of the fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical
investment in the fund over a     stated period, and then calculating the
annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the fund's performance is not constant over time, but changes from year to year, and
that aver   age annual total returns represent averaged figures as opposed to the actual year-to-year performance of the fund.
In addition to average annual total returns, the fund may quote unaveraged
or cumulative total returns reflecting the simple     change in value of an
investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a
before-tax or after-tax basis   .     Total returns, yields, and other
performance information may be quoted numerically or in a table, graph, or similar illustration, and may omit or include the effect of the $5.00 account closeout fee.
HISTORICAL FUND RESULTS. The following table shows the fund's 7-day
yield   , t    ax-equivalent yield   ,     and total returns for the period
ended August 31, 19   97.     Total return figures include the effect of
the $5.00 account closeout fee based on an average sized account.
The tax-equivalent yield is based on a combined effective federal and state
income tax rate of __% and reflects that, as of August 31, 19   97,
[none/ an estimated __%] of the fund's income was subject to state taxes. Note that the fund may invest in securities whose income is subject to the federal alternative minimum tax.
 Average Annual         Cumulative
   Total Returns        Total Returns

                                       S    even-Day   Tax-         One    Life of   One    Life of
                                    Yield              Equivalent   Year   Fund*     Year   Fund*
                                                       Yield



Spartan AZ Municipal Money Market    %                  %            %      %         %      %


* From October 11, 1994 (commencement of operations).
[IF FUND IS OR HAS BEEN IN REIMBURSEMENT: Note: If FMR had not reimbursed certain fund expenses during these periods, the fund's [IF FUND IS CURRENTLY IN REIMBURSEMENT: yield would have been ___% and] total returns would have been lower. ]
The following table        show   s     the income and capital elements of
the    f    und'   s     cumulative total return. The table        compares
the        fund'   s     return to the record of the Standard & Poor's 500
Index (S&P 500)   ,     the Dow Jones Industrial Average (DJIA), and the
cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month-end closest to the
initial investment date for    t    he fund   .     The S&P 500 and DJIA
comparisons are provided to show how the        fund's total return
compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over
the same period.    B    ecause    the fund     invests in
short-term     fixed-income securities, common stocks represent a different
type of investment from the fund   .     Common stocks generally offer
greater growth potential than the fund   ,     but    generally experience
greater price volatility, which means greater potential for loss. In
addition, common stocks generally pr    ovide lower income than    a
fixed-income investment    such as the fund. The S&P 500 and DJIA returns
are based on the prices of     unmanaged groups of stocks and, unlike the
fund's returns, do not include the effect of brokerage commissions or other costs of investing.
During    the period from October 11, 1994 (commencement of operations) to
August 31, 1997, a hypothetical $10,000 investment in Spartan Arizona Municipal Money Market would have grown to $_______, assuming all
distributions were reinvested.     This was a period of fluctuating
interest rates and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in the fund today. Tax consequences of different investments have not been factored into the figures below. The figures in the table do not include the effect of the fund's $5.00 account closeout fee.

SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND                           INDICES



Year Ended    Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
              Initial      Reinvested      Reinvested      Value                             Living**
              $10,000      Dividend        Capital Gain
              Investment   Distributions   Distributions







   1997       $            $               $               $          $          $          $

1996          $ 10,000     $ 708           $ 0             $ 10,708   $ 14,891   $ 15,367   $ 10,529

1995*         $ 10,000     $ 343           $ 0             $ 10,343   $ 12,542   $ 12,342   $ 10,234


* From October 11, 1994 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in the fund on October 11, 1994, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for
dividends   .     The fund        did not distribute any capital gains
during the period   .
PERFORMANCE COMPARISONS. The fund's performance may be compared to the
performance of other mutual funds in general,     or to the performance of
particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do not take sales charges or redemption fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, the fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
   From time to time, the fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising
materials. Morningstar, Inc. is a     mutual fund rating service that rates
mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.
   The fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, the fund may offer greater liquidity or higher potential returns than CDs, the fund does not guarantee your principal or your return, and fund shares
are not FDIC     insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury
bills, the U.S. rate of inflation (based on the    CPI)     and
combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
   The fund may compare its performance or the performance of securities in which it may invest to averages published by IBC Financial Data, Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. IBC's MONEY FUND REPORT AVERAGES(trademark)/All Tax-Free Money Market Funds Average, which is reported in IBC's MONEY FUND REPORT(trademark), covers over ___ tax-free money market funds.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; charitable giving; and the Fidelity credit card. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(Registered trademark), a quarterly magazine provided free of charge to Fidelity fund shareholders.
   The fund may present its fund number, Quotron(trademark) number, and
CUSIP number, and discuss or quote its current portfolio ma    nager.
As of August 31, 199   7    , FMR advised over $__ billion in tax-free fund
assets, $__ billion in money market fund assets, $___ billion in equity fund assets, $__ billion in international fund assets, and $___ billion in Spartan fund assets. The fund may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, the        fund may compare its total
expense ratio to the average total expense ratio of similar funds tracked
by Lipper.    T    he fund's total expense ratio is a significant factor in
comparing bond and money market investments because of its effect on yield. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
The fund is open for business and its net asset value per share (NAV) is calculated each day the New York Stock Exchange (NYSE) is open for trading.
The NYSE has designated the following holiday closings for    1997:     New
Year's Day   ,     President's Day (observed), Good Friday, Memorial Day
(observed), Independence Day   ,     Labor Day, Thanksgiving Day, and
Christmas Day   .     Although FMR expects the same holiday schedule to be
observed in the future, the NYSE may modify its holiday schedule at any time. In addition, the fund will not process wire purchases and redemptions on days when the Federal Reserve Wire System is closed.
FSC normally determines the fund's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, the fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of the fund's portfolio securities may not occur on days when the fund is open for business.
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Pursuant to Rule 11a-3 under the Investment Company Act of 1940 (the 1940
Act), the fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the Prospectus, the fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
   DIVIDENDS. To the extent that the fund's income is designated as federally tax-exempt interest, the daily dividends declared by the fund are also federally tax-exempt. Short-term capital gains are distributed as
dividend income, but do not qualify for the     dividends-received
deduction. These gains will be taxed as ordinary income. The fund will send each shareholder a notice in January describing the tax status of dividend and capital gain distributions (if any) for the prior year.
Shareholders are required to report tax-exempt income on their federal tax returns. Shareholders who earn other income, such as Social Security benefits, may be subject to federal income tax on up to 85% of such benefits to the extent that their income, including tax-exempt income, exceeds certain base amounts.
   The fund purchases municipal securities whose interest FMR believes is
free from federal income tax.  Generally, issuers or     other parties have
entered into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the
pass-   through of tax-free income may also be based on the federal and state tax treatment of the structure.
As a result of the Tax Reform Act of 1986, interest on certain "private activity" securities is subject to the federal alternative minimum tax
(AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of the fund's policies of investing so
that at least 80% of its    assets are invested in municipal securities
whose interest is     free from federal income tax   .     Interest from
private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any. Private activity securities issued after August 7, 1986 to benefit a private or industrial user or to finance a private facility are affected by this rule.
A portion of the gain on bonds purchased with market discount after April 30, 1993 and short-term capital gains distributed by the fund are taxable to shareholders as dividends, not as capital gains. The fund may distribute any net realized short-term capital gains and taxable market discount once a year or more often, as necessary, to maintain its net asset value at $1.00 per share.
Corporate investors should note that a tax preference item for purposes of the corporate AMT is 75% of the amount by which adjusted current earnings (which includes tax-exempt interest) exceeds the alternative minimum taxable income of the corporation. If a shareholder receives an exempt-interest dividend and sells shares at a loss after holding them for a period of six months or less, the loss will be disallowed to the extent of the amount of exempt-interest dividend.
ARIZONA TAX MATTERS. The Arizona Department of Revenue has ruled that dividends paid by a regulated investment company are exempt from Arizona state income tax to the extent such dividends are derived from interest on obligations the interest on which is exempt from Arizona state income tax. For purposes of Arizona income taxation, distributions derived from interest on other types of obligations (i.e., obligations the interest on which is not exempt from Arizona state income tax) will be taxable as ordinary income, whether paid in cash or reinvested in additional shares. Distributions of net capital gains (both short- and long-term net capital gains) are not exempt from Arizona income taxation and are taxed at ordinary income tax rates. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a fund will not be deductible for Arizona personal income tax purposes.
CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by the fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time
shareholders have held their shares. If a share   holder receives a
long-term capital gain distribution on shares of the fund, and such shares
are held six months or less and are sold     at a loss, the portion of the
loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the fund are taxable to shareholders as dividends, not as
capital gains.    T    he fund does not anticipate distributing long-term
capital gains   .
A    s of August 31, 199   7    , the fund hereby designates approximately
$_______ as a capital gain dividend for the purpose of the dividend-paid
deduction   .
A    s of August 31, 1997,    t    he fund        had a capital loss
carryforward aggregating approximately $____. This loss carryforward, of which $___, $___, and $___will expire on August 31, 199_, ___, ____, and
____ , respectively, is available to offset future capital gains.
   TAX STATUS OF THE FUND.     The fund intends to qualify each year as a
"regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to
shareholders. In order to qualify as a regulated invest   ment company and
avoid being subject to federal income or excise taxes at the fund level,
the fund intends to distribute substa    ntially all of its net investment
income and net realized capital gains within each calendar year as well as on a fiscal year basis.
   The fund is treated as a separate entity from the other funds of Fidelity Union Street Trust II for tax purposes.
    OTHER TAX INFORMATION.    The information above is only a summary of
some of the tax consequences generally affecting the     fund and its
shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether the fund is suitable to their particular tax situation.
FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of
Class B shares. Under the    1940 Act    , control of a company is presumed
where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those
conducted by its division, Fidelity Investments Retail    Marketing
Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own
accounts pursuant to a code of ethics that sets forth all     employees'
fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
   The Trustees and executive officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees also serve in similar capacities for other funds advised by FMR. The business address of each Trustee and officer who is an "interested person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (   67    ), Trustee and President, is Chairman,
Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
*J. GARY BURKHEAD (   56    ), Trustee and Senior Vice President, is Vice
Chairman of FMR Corp.; President of Fidelity Investments Institutional Services Company, (FIIS) Inc.; and President and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
RALPH F. COX (   65    ), Trustee (1991), is a management consultant
(1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Sanifill Corporation (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (   65    ), Trustee (1992). Prior to her retirement in
September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
   ROBERT M. GATES (53), Trustee (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency
(CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is currently a Trustee for the Forum For International Policy, a Board Member for the Virginia Neurological Institute, and a Senior Advisor of the Harvard Journal of World Affairs. In addition, Mr. Gates also serves as a member of the corporate board for LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products).
E. BRADLEY JONES (69), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995) and Cleveland-Cliffs, Inc. (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic
Florida.
DONALD J. KIRK (   64    ), Trustee, is Executive-in-Residence (1995) at
Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association, a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section
(1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (   54    ), Trustee, is Vice Chairman and Director of FMR
(1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
   W    ILLIAM O. McCOY (   63    ), Trustee (1997), is the Vice President
of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business
School (University of North Carolina at Chapel Hill, 1988)   .
GERALD C. McDONOUGH (   68    ), Trustee and Chairman of the non-interested
Trustees, is Chairman of G.M. Management Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products, 1996), and Associated Estates Realty Corporation (a real estate investment trust,
1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996.
MARVIN L. MANN (   64    ), Trustee (1993) is Chairman of the Board,
President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet.
THOMAS R. WILLIAMS (   68    ), Trustee, is President of The Wales Group,
Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
SARAH H. ZENOBLE (   48    ), Vice President, is Vice President of
Fidelity's money market  funds (1996) and Vice President of FMR Texas Inc.
   SCOTT ORR (35), is Vice President of Spartan Arizona Municipal Money Market (1994) and an employee of FMR (1989).
ARTHUR S. LORING (   49    ), Secretary, is Senior Vice President (1993)
and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
   RICHARD A. SILVER ( ), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).
THOMAS D. MAHER (   52    ), Assistant Vice President, is Assistant Vice
President of Fidelity's municipal bond funds (1996) and of Fidelity's money market funds and Vice President and Associate General Counsel of FMR Texas Inc.
JOHN H. COSTELLO (   51    ), Assistant Treasurer, is an employee of FMR.
LEONARD M. RUSH (   51    ), Assistant Treasurer (1994), is an employee of
FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
THOMAS J. SIMPSON (   39    ), Assistant Treasurer, is Assistant Treasurer
of Fidelity's municipal bond funds (1996) and of Fidelity's money market funds (1996) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
The following table sets forth information describing the compensation of
each Trustee of the        fund for his or her services for the fiscal year
ended    August 31, 1997    , or calendar year ended December 31, 1996, as
applicable   .
COMPENSATION TABLE


Trustees                  Aggregate Compensation                Total Compensation
                          from    Spartan Arizona
              from the
                             Municipal Money Market     [B,]C   Fund Complex*A

J. Gary Burkhead **        $                                    $ 0

Ralph F. Cox               $                                     137,700

Phyllis Burke Davis        $                                     134,700

Richard J. Flynn***        $                                     168,000

Robert M. Gates ****       $                                     0

Edward C. Johnson 3d **    $                                     0

E. Bradley Jones           $                                     134,700

Donald J. Kirk             $                                     136,200

Peter S. Lynch **          $                                     0

William O. McCoy*****      $                                     85,333

Gerald C. McDonough        $                                     136,200

Edward H. Malone***        $                                     136,200

Marvin L. Mann             $                                     134,700

Thomas R. Williams         $                                     136,200


   * Information is for the calendar year ended December 31, 1996 for 235 funds in the complex.
** Interested Trustees of the fund are compensated by FMR.
*** Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.
*    ***        Mr. Gates was elected to the Board of Trustees of Fidelity
Union Street Trust II on September 17, 1997.
*****        During the period from May 1, 1996 through December 31, 1996,
William O. McCoy served as a Member of the Advisory Board of the
    trust. Mr. McCoy was elected to the Board of Trustees    of Fidelity
Union Street Trust II     on September 17, 1997.
   [TREASURER'S OFFICE WILL ANCHOR THIS FOOTNOTE AS APPROPRIATE FOR YOUR FUND(S): A Compensation figures include cash, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and may include amounts deferred at the election of Trustees.]
[TREASURER'S OFFICE WILL ANCHOR THIS FOOTNOTE AS APPROPRIATE FOR YOUR FUND(S): B Compensation figures include cash, and may include amounts required to be deferred, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and amounts deferred at the election of Trustees.]
C The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $__, Phyllis Burke Davis, $__, Richard J. Flynn, $0, Robert M. Gates, $__, E. Bradley Jones, $__, Donald J. Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__, Edward H. Malone, $__, Marvin L. Mann, $__, and Thomas R. Williams, $__.
[TREASURER'S OFFICE WILL ANCHOR THIS FOOTNOTE AS APPROPRIATE FOR YOUR FUND(S): D For the fiscal year ended August 31, 1997, certain of the non-interested Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: [trustee name, dollar amount of deferred compensation, fund name]; [trustee name, dollar amount of deferred compensation, fund name]; and [trustee name, dollar amount of deferred compensation, fund name].]
Under a retirement program adopted in July 1988 and m    odified in
November 1995 and November 1996, each non-interested Trustee who retired before December 30, 1996 may receive payments from a Fidelity fund during his or her lifetime based on his or her basic trustee fees and length of service. The obligation of a fund to make such payments is neither secured nor funded. A Trustee became eligible to participate in the program at the end of the calendar year in which he or she reached age 72, provided that, at the time of retirement, he or she had served as a Fidelity fund Trustee for at least five years.
   Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity Funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.
As of December 30, 1996, the non-interested Trustees terminated the retirement program for Trustees who retire after such date. In connection with the termination of the retirement program, each then-existing non-interested Trustee received a credit to his or her Plan account equal to the present value of the estimated benefits that would have been payable under the retirement program. The amounts credited to the non-interested
Trustees' Plan accounts are subject to vesting    and are treated as though
equivalent dollar amounts had been invested in shares of the Reference Funds. The amounts ultimately received by the Trustees in connection with the credits to their Plan accounts will be directly linked to the
investment performance of the Reference Funds    . The termination of the
retirement program and related crediting of estimated benefits to the Trustees' Plan accounts did not result in a material cost to the funds.
[IF EITHER FMR OR AN FMR AFFILIATE IS DEEMED TO OWN 1% OR MORE OF THE FUND'S SHARES: As of [DATE NOT EARLIER THAN 30 DAYS PRIOR TO SEC FILING DATE], approximately __% of the fund's total outstanding shares was held by [an] FMR affiliate[s]. FMR Corp. is the ultimate parent company of [this/these] FMR affiliate[s]. By virtue of his ownership interest in FMR Corp., as described in the "FMR" section on page ___, Mr. Edward C. Johnson 3d, President and Trustee of the fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of the fund's shares, the Trustees and officers of the fund owned, in the aggregate, less than __% of the fund's total outstanding shares.]
[IF NEITHER FMR NOR AN FMR AFFILIATE IS DEEMED TO OWN 1% OR MORE OF THE FUND'S SHARES: As of [DATE NOT EARLIER THAN 30 DAYS PRIOR TO SEC FILING DATE], the Trustees and officers of the fund owned, in the aggregate, less than __% of the fund's total outstanding shares.]
[REVISE AS APPROPRIATE; REQUEST INFORMATION FROM KENDRA MCGEORGE/ANTHONY
AMADOR: As of [DATE NOT EARLIER THAN 30 DAYS PRIOR TO SEC FILING DATE], the following owned of record or beneficially 5% or more of the fund's outstanding shares:]
[REQUEST INFORMATION FROM KENDRA MCGEORGE/ANTHONY AMADOR; IF FUND HAS A SHAREHOLDER WHO OWNS 25% OR MORE): A shareholder owning of record or beneficially more than 25% of the fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders of the fund.]
MANAGEMENT CONTRACT
FMR is the fund's manager pursuant to a management contract dated
   September 16, 1994    , which was approved by        FMR, as the then
sole shareholder, on    October 3, 1994    .
   MANAGEMENT SERVICES. The fund employs FMR to furnish investment advisory and other services. Under the terms of its management contract with the fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies, and limitations. FMR also provides the fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of the fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of
the fund or FMR performing services     relating to research, statistical,
and investment activities.
   In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing
facilities for maintaining the fund's orga    nization; supervising
relations with custodians, transfer and pricing agents, accountants,
underwriters, and other persons dealing    with the fund; preparing all
general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the
fund; and furnishing reports, evaluations, and analyses on a var    iety of
subjects to the Trustees.
MANAGEMENT-RELATED EXPENSES.    U    nder the terms of    t    he fund's
management contract, FMR is responsible for payment of all operating
expenses of the        fund with certain exceptions. Specific expenses
payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian,
auditor and interested Trustees,    the     fund's proportionate share of
insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary
filings under state securities laws.    T    he fund's management contract
further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to
shareholders; however, under the terms of the        fund's transfer agent
agreement, the transfer agent bears the costs of providing these services
to existing shareholders   .     FMR also pays all fees associated with
transfer agent, dividend disbursing, and shareholder service   s,     and
pricing and bookkeeping services   .
F    MR pays all other expenses of the fund with the following exceptions:
fees and expenses of the non-interested Trustees,    interest, taxes,
brokerage commissions (if any), and such nonrecurring expenses as may
arise, including costs of any litigation to     which    t    he
    fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
   MANAGEMENT FEE. For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.50% of its average net assets throughout the month. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.
For the fiscal years ended August 31, 199   7    , 199   6    , and
199   5    , the fund paid FMR management fees of $_________,
$   334,209    , and $   125,670    , respectively, after reduction of fees
and expenses paid by the fund to the non-interested Trustees. [INCLUDE IF THE FUND RECEIVED ANY CUSTODIAN OR TRANSFER AGENT CREDITS. FUND REPORTING
WILL PROVIDE THE AMOUNT: In addition, for the fiscal years ended    August
31, 1997, 1996, 1995    , credits reducing management fees amounted to
$________.]
FMR may, from time to time, voluntarily reimburse all or a portion of
the        fund's operating expenses (exclusive of interest, taxes,
brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.
Expense reimbursements by FMR will increase    t    he        fund'   s
total returns and yield, and repayment of the reimbursement by    t    he
fund    w    ill lower its total returns and yield.
   D    uring the past three fiscal years   ,     FMR voluntarily agreed,
subject to revision or termination, to reimburse    the fund     if and to
the extent that its        aggregate operating expenses, including
management fees, were in excess of an annual rate of its average net
assets. The table below shows the periods        of reimbursement and
levels of expense limitations   ;     the dollar amount of management fees
incurred under the        fund's contract before reimbursement; and the
dollar amount of management fees reimbursed by FMR under the expense
reimbursement for    e    ach period.

                                                                        Aggregate                   Management      Amount of
                                         Periods of                     Operating    Fiscal Years   Fee             Management
                                         Expense Limitation             Expense      Ended          Before          Fee
                                         From       To                  Limitation   August 31      Reimbursement   Reimbursement

Spartan Arizona Municipal Money Market   9/1/94               4/30/95   0.00%        199_           $[*]            $

                                         5/1/95               3/31/96   0.10%        199_           $[*]            $

                                         4/1/96               5/31/96   0.20%        199_           $[*]            $

                                         6/1/96               8/31/96   0.35%        1996           $[*]            $

                                         9/1/96               8/31/97   0.35%        1997           $[*]            $


* After reduction of fees and expenses paid by the fund to the non-interested Trustees.
To defray shareholder service costs, FMR or its affiliates also collect the fund's $5.00 exchange fee, $5.00 account closeout fee, $5.00 fee for wire purchases and redemptions, and $2.00 checkwriting charge. Shareholder transaction fees and charges collected by FMR are shown in the table below.


                                         Period Ended                     Account                        Checkwriting
                                         August 31      Exchange Fees     Closeout Fees   Wire Fees      Charges

Spartan Arizona Municipal Money Market   199   7           $                 $               $              $

                                         1996           $195              $51             $45            $470

                                         1995           $ 75              $25             $35            $146


SUB-ADVISER. FMR has entered into a sub-advisory agreement with FMR Texas pursuant to which FMR Texas has primary responsibility for providing
portfolio investment management services to the fun   d.
Under the terms of the sub-advisory agreement   ,     dated    September
16, 1994    , which was approved by        FMR, as the then sole
shareholder, on    October 3, 1994    , FMR pays FMR Texas fees equal to
50% of the management fee payable to FMR under its management contract with
   t    he        fund. The fees paid to FMR Texas are not reduced by any
voluntary or mandatory expense reimbursements that may be in effect from time to time.
On behalf of    Spartan Arizona Municipal Money Market,     for the fiscal
years ended August 31, 199   7    , 199   6    , and 199   5    , FMR paid
FMR Texas fees of $________, $   167,105    , and $   62,835    ,
respectively.
DISTRIBUTION AND SERVICE PLA   N
The Trustees have approved a        Distribution and Service Pla   n     on
behalf of    t    he        fund (the Plan) pursuant to Rule 12b-1 under
the    1940 Act (the Rule). The Rule provides in substance that a mutual
fund may not engage directly or indirectly in financing any     activity
that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule.
The Plan   ,     as approved by the Trustees, allow   s the fund and FMR to
incur certain expenses that might be considered to constitute indirect payment by the fund of distribution expenses.
Under    t    he        Plan, if the payment of management fees by the fund
to FMR is deemed to be indirect financing by the fund of the distribution
of its shares, such payment is authorized by the Plan.    The     Plan
specifically recognizes that FMR may use its manage   ment fee revenue, as
well as its past profits or its other resources, to pay FDC for expenses
incurred in connection with the distrib    ution of    fund     shares. In
addition,    the Plan provides that FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of fund shares, or provide shareholder support services. Currently, the Board of Trustees has not authorized such payments for Spartan Arizona Municipal Money Market shares.
[IF FMR MADE ANY DEFENSIVE THIRD PARTY PAYMENTS IN CALENDAR YEAR: Payments made by FMR either directly or through FDC to third parties for the
calendar year ended 19   96     amounted to $____   .]
[IF FMR DID NOT MAKE ANY DEFENSIVE THIRD PARTY PAYMENTS IN CALENDAR YEAR:
FMR made no payments either directly or through FDC        to third parties
for the calendar year ended 19   96    .
Prior to approving the Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that the Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that the Plan gives FMR and FDC greater flexibility in connection with the distribution of fund shares, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships. The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or
appropriate regulatory agencies,    F    DC        believes that the
Glass-Steagall Act should not preclude a bank from performing shareholder
support services, or servicing and recordkeeping functions.    F    DC
    intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such
event, changes in the operation of the fund        might occur, including
possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
The        fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under
the Plan   .     No preference for the instruments of such depository
institutions will be shown in the selection of investments.
   CONTRACTS WITH FMR AFFILIATES
The fund has entered into a transfer agent agreement with UMB. Under the terms of the agreement, UMB provides transfer agency, dividend disbursing, and shareholder services for the fund. UMB in turn has entered into a sub-transfer agent agreement with FSC, an affiliate of FMR. Under the terms of the sub-agreement, FSC performs all processing activities associated with providing these services for the fund and receives all related transfer agency fees paid to UMB.
For providing transfer agency services, FSC receives an annual account fee and an asset-based fee each based on account size and fund type for each retail account and certain institutional accounts. With respect to certain institutional retirement accounts, FSC receives an annual account fee and an asset-based fee based on account type or fund type. These annual account fees are subject to increase based on postal rate changes.
FSC also collects small account fees from certain accounts with balances of less than $2,500.
FSC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.
The fund has also entered into a service agent agreement with UMB. Under the terms of the agreement, UMB provides pricing and bookkeeping services for the fund. UMB in turn has entered into a sub-service agent agreement with FSC. Under the terms of the sub-agreement, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for the fund and maintaining the fund's portfolio and general account records, and receives all related pricing and bookkeeping fees paid to UMB.
For providing pricing and bookkeeping services, FSC receives a monthly fee based on the fund's average daily net assets throughout the month.
FMR bears the cost of transfer agency, dividend disbursing, and shareholder services and pricing and bookkeeping services under the terms of its management contract with the fund.
The fund has ent   ered into a distribution agreement with FDC, an
affiliate of FMR organized as a Massachusetts corporation on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.
The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
DESCRIPTION OF THE TRUST
TRUST ORGANIZATION. Spartan Arizona Municipal Money Market Fund is a fund of Fidelity Union Street Trust II, an open-end management investment company organized as a Delaware business trust on June 20, 1991.
    Currently, there are    four     funds of Fidelity Union Street Trust
II:    Fidelity Daily Income Trust, Spartan Municipal Money Fund, Spartan
Arizona Municipal Money Market Fund and Spartan World Money Market
Fund.     The Trust Instrument permits the Trustees to create additional funds.
In the event that FMR ceases to be the investment adviser to the trust or a fund, the right of the trust or fund to use the identifying names "Fidelity" or "Spartan" may be withdrawn.
The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of the trust. Expenses with respect to the trust are to be allocated in proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.
   SHAREHOLDER AND TRUSTEE LIABILITY. The trust is a business trust
organized under Delaware law. Delaware law provides that     shareholders
shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust and requires that a disclaimer be given in each contract entered into or executed by the trust or the Trustees. The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
The Trust Instrument further provides that the Trustees, if they have exercised reasonable care, shall not be personally liable to any person other than the trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that Trustees are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial
interest.    A    s a shareholder, you receive one vote for each dollar
value of net asset value you own   .     The shares have no preemptive or
conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the trust or a fund may, as set forth in the Trust Instrument, call meetings of the trust or fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of the entire trust, the purpose of voting on removal of one or more Trustees.
The trust or any fund may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by vote of the holders of a majority of
   t    he trust or the fund   ,     as determined by the current value of
each shareholder's investment in the fund or trust   ;     however, the
Trustees may, without prior shareholder approval, change the form of organization of the trust by merger, consolidation, or incorporation. If not so terminated or reorganized, the trust and its funds will continue indefinitely.
Under the Trust Instrument, the Trustees may, without shareholder vote, cause the trust to merge or consolidate into one or more trusts, partnerships, or corporations, or cause the trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the trust registration
statement   . Each fund may invest all of its assets in another investment company.
CUSTODIAN. UMB Bank, n.a., 1010 Grand Avenue, Kansas City, Missouri, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
   A    UDITOR. _____________________________ serves as the    t    rust's
independent accountant. The auditor examines financial statements for the
funds        and provides other audit, tax, and related services   .
FINANCIAL STATEMENTS
The fund's financial statements and financial highlights for the fiscal
   y    ear        ended August 31, 199   7,     and report of the auditor,
are included in the fund's Annual Report, which is        a separate report
supplied with this SAI   .     The fund's financial statements, including
the financial highlights, and report of the auditor are incorporated herein by reference. For a free additional copy of the fund's Annual Report,
contact    F    idelity at 1-800-544-8888,        82 Devonshire Street,
Boston, MA 02109 [IF APPLICABLE: , or your investment professional]   .
APPENDIX
The descriptions that follow are examples of eligible ratings for the fund. The fund may, however, consider the ratings for other types of investments and the ratings assigned by other rating organizations when determining the eligibility of a particular investment.
    DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF MUNICIPAL
OBLIGATIONS
Moody's ratings for short-term municipal obligations will be designated Moody's Investment Grade ("MIG"). A two-component rating is assigned to variable rate demand obligations. The first component represents an evaluation of the degree of risk associated with scheduled principal repayment and interest payments and is designated by a long-term rating, e.g., "Aaa" or "A." The second component represents an evaluation of the degree of risk associated with the demand feature and is designated "VMIG."
    MIG 1/VMIG 1    - This designation denotes best quality. There is
present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.
    MIG 2/VMIG 2    - This designation denotes high quality. Margins of
protection are ample although not so large as in the preceding group.
    DESCRIPTION OF STANDARD & POOR'S RATINGS OF MUNICIPAL NOTES
Municipal notes maturing in three years or less will likely receive a "note" rating symbol. Notes that have a put option or demand feature are assigned a dual rating. The first rating addresses the likelihood of repayment of principal and payment of interest due and for short-term obligations is designated by a note rating symbol. The second rating addresses only the demand feature, and is designated by a commercial paper rating symbol, e.g., "A-1" or "A-2."
    SP-1    - Strong capacity to pay principal and interest. Issues
determined to possess very strong characteristics are given a plus (+) designation.
    SP-2    - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
FIDELITY DAILY INCOME TRUST
CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   Cover Page

2     a      ..............................   Expenses

      b, c   ..............................   Contents; The Fund at a Glance; Who May Want
                                              to Invest

3     a      ..............................   Financial Highlights

      b      ..............................   *

      c, d   ..............................   Performance

4     a      i.............................   Charter

             ii...........................    The Fund at a Glance; Investment Principles and
                                              Risks

      b      ..............................   Investment Principles and Risks

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks

5     a      ..............................   Charter

      b      i.............................   Cover Page: The Fund at a Glance; Doing
                                              Business with Fidelity; Charter

             ii...........................    Charter

             iii..........................    Expenses; Breakdown of Expenses

      c      ..............................   *
      d      ..............................   Charter; Breakdown of Expenses

      e      ..............................   Cover Page; Charter

      f      ..............................   Expenses

      g      i.............................   Charter
             ii............................   *

5     A      ..............................   *

6     a      i.............................   Charter

             ii...........................    How to Buy Shares; How to Sell Shares;
                                              Transaction Details; Exchange Restrictions

             iii..........................    Charter

      b      .............................    *

      c      ..............................   Transaction Details; Exchange Restrictions

      d      ..............................   *

      e      ..............................   Doing Business with Fidelity; How to Buy Shares;
                                              How to Sell Shares; Investor Services

      f, g   ..............................   Dividends, Capital Gains, and Taxes

7     a      ..............................   Cover Page; Charter

      b      ..............................   Expenses; How to Buy Shares; Transaction Details

      c      ..............................   *

      d      ..............................   How to Buy Shares

      e      ..............................   *

      f      ..............................   Breakdown of Expenses

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *


* Not Applicable

FIDELITY DAILY INCOME TRUST
CROSS REFERENCE SHEET
(CONTINUED)
FORM N-1A

ITEM NUMBER   STATEMENT OF ADDITIONAL INFORMATION SECTION


10, 11           ............................   Cover Page

12               ............................   Description of the Trust

13       a - c   ............................   Investment Policies and Limitations

         d       ............................   *

14       a - c   ............................   Trustees and Officers

15       a, b    ............................   *

         c       ............................   Trustees and Officers

16       a i     ............................   FMR; Portfolio Transactions

           ii    ............................   Trustees and Officers

          iii    ............................   Management Contract

         b       ............................   Management Contract

         c, d    ............................   Contracts with FMR Affiliates

         e       ............................   *

         f       ............................   Distribution and Service Plan

         g       ............................   *

         h       ............................   Description of the Trust

         i       ............................   Contracts with FMR Affiliates

17       a       ............................   Portfolio Transactions

         b       ............................   *

         c       ............................   Portfolio Transactions

         d, e    ............................   *

18       a       ............................   Description of the Trust

         b       ............................   *

19       a       ............................   Additional Purchase and Redemption Information

         b       ............................   Additional Purchase and Redemption Information;
                                                Valuation of Portfolio Securities

         c       ............................   *

20               ............................   Distributions and Taxes

21       a, b    ............................   Contracts with FMR Affiliates

         c       ............................   *

22       a       ............................   Performance
         b       ............................   *

23               ............................   Financial Statements


* Not Applicable

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how  the fund invests and the services available to shareholders.
To learn more about the fund and its investments, you can obtain a copy of the fund's most recent financial report and portfolio listing, or a copy of
the Statement of Additional Information (SAI) dated    October 23, 1997.
    The SAI has been filed with the Securities and Exchange Commission
(SEC) and is available along with other related materials on the SEC's
Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity at 1-800-544-8888.
Investments in the fund are neither insured nor guaranteed by the U.S.
Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal
Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

FIDELITY
DAILY INCOME
TRUST
   (FUND NUMBER 031, TRADING SYMBOL FDTXX)
LIKE ALL MUTUAL
FUNDS, THESE
SECURITIES HAVE NOT
BEEN APPROVED OR
DISAPPROVED BY THE
SECURITIES    AND
EXCHANGE
COMMISSION, NOR HAS
THE SECURITIES AND
EXCHANGE
COMMISSION PASSED
UPON THE ACCURACY
OR ADEQUACY OF THIS
PROSPECTUS. ANY
REPRESENTATION TO
THE CONTRARY IS A
CRIMINAL OFFENSE.
FDI-pro-   1097
Daily Income seeks high current income while maintaining a stable $1.00 share price by investing in high-quality, short-term money market securities.



PROSPECTUS
   OCTOBER 23, 1997    (FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET,
BOSTON, MA 02109
CONTENTS


KEY FACTS                  THE FUND AT A GLANCE

                           WHO MAY WANT TO INVEST

                           EXPENSES The fund's yearly
                           operating expenses.

                           FINANCIAL HIGHLIGHTS A summary
                           of the fund's financial data.

                           PERFORMANCE How the fund has
                           done over time.

THE FUND IN DETAIL   9     CHARTER How the fund is
                           organized.

                           INVESTMENT PRINCIPLES AND RISKS
                           The fund's overall approach to
                           investing.

                           BREAKDOWN OF EXPENSES How
                           operating costs are calculated and
                           what they include.

YOUR ACCOUNT               DOING BUSINESS WITH FIDELITY

                           TYPES OF ACCOUNTS Different
                           ways to set up your account,
                           including tax-sheltered retirement
                           plans.

                           HOW TO BUY SHARES Opening an
                           account and making additional
                           investments.

                           HOW TO SELL SHARES Taking money
                           out and closing your account.

                           INVESTOR SERVICES Services to
                           help you manage your account.

SHAREHOLDER AND            DIVIDENDS, CAPITAL GAINS,
ACCOUNT POLICIES           AND TAXES

                           TRANSACTION DETAILS Share price
                           calculations and the timing of
                           purchases and redemptions.

                           EXCHANGE RESTRICTIONS

KEY FACTS


THE FUND AT A GLANCE
GOAL: Income while maintaining a stable $1.00 share price. As with any mutual fund, there is no assurance that the fund will achieve its goal.
STRATEGY: Invests in high-quality, short-term domestic money market securities of all types.
MANAGEMENT: Fidelity Management & Research Company (FMR) is the management arm of Fidelity Investments, which was established in 1946 and is now
America's largest mutual fund manager. FMR Texas Inc. (FMR Texas), a subsidiary of FMR, chooses investments for the fund.
SIZE: As of August 31,    1997, the fund had over $__ billion in
assets.
WHO MAY WANT TO INVEST
The fund may be appropriate for investors who would like to earn income at current money market rates while preserving the value of their investment.
The fund is managed to keep its share price stable at $1.00. The rate of income will vary from day to day, generally reflecting short-term interest rates.
The fund does not constitute a balanced investment plan. However, because it emphasizes stability, it could be well-suited for a portion of your investments. The fund offers checkwriting to give you easy access to your money.

THE SPECTRUM OF
FIDELITY FUNDS
Broad categories of Fidelity
funds are presented here in
order of ascending risk.
Generally, investors seeking
to maximize return must
assume greater risk. Daily
Income is in the MONEY
MARKET category.
(right arrow) MONEY MARKET Seeks
income and stability by
investing in high-quality,
short-term investments.
(solid bullet) INCOME Seeks income by
investing in bonds.
(solid bullet) GROWTH AND INCOME
Seeks long-term growth and
income by investing in stocks
and bonds.
(solid bullet) GROWTH Seeks long-term
growth by investing mainly in
stocks.
(checkmark)
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you    buy or
sell shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500. See
"Transaction Details," page __, for an explanation of how and when these charges apply.
Maximum sales charge on purchases                            None
and reinvested distributions

Deferred sales charge on redemptions                         None

Exchange fee                                                 None

Annual account maintenance fee (for accounts under $2,500)   $12.0
                                                             0

ANNUAL FUND OPERATING EXPENSES are paid out of the fund's assets. The fund pays a management fee to FMR. It also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. The fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses," page __).
   The following figures are based on     his   torical expenses [    ONLY
IF A FUND HAS A    MATERIAL (AS DIRECTED BY FUND REPORTING) TRANSFER AGENT
OR REDEMPTION FEE REIMBURSEMENT, EXPENSE CAP CHANGE, OR MANAGEMENT CONTRACT
CHANGE OTHER THAN A BREAKPOINT CHANGE: , adjusted to reflect current fees,]
of the fund and are calculated as a percentage of average net assets of the
fund    . [FUND RE   PORTING WILL DETERMINE IF ANY OF THE     FOLLOWING IS
APPROPRIATE:     A portion of the brokerage commissions that the fund pays
is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses presented in the table would have been
__%.]
Management fee [(after reimbursement)]   %

12b-1 fee                                None

Other expenses                           %

Total fund operating expenses            %

EXAMPLES: Let's say, hypothetically, that the fund's annual return is 5%
and that its operating expenses are exactly as just described. For every
$1,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:
After 1 year     $

After 3 years    $

After 5 years    $

After 10 years   $

These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.
UNDERSTANDING
EXPENSES
Operating a mutual fund
involves a variety of
expenses for portfolio
management, shareholder
statements, tax reporting, and
other services. These costs
are paid from the fund's
assets; their effect is already
factored into any quoted
share price or return.
(checkmark)
   [IF FUND IS IN REIMBURSEMENT: FMR has voluntarily agreed to reimburse the fund to the extent that total operating expenses exceed __% of its average net assets. If this agreement were not in effect, the management fee, other expenses, and total operating expenses would have been __%, __%, and __%, respectively. Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, or extraordinary expenses.]
FINANCIAL HIGHLIGHTS
The financial highlights table that fol   lows has been audited by
__________
____________, independent accountants. The fund's financial highlights, financial statements, and report of the auditor are included in the fund's
Annual Report, and are incorporated by reference into (are legally a part
of) the fund's SAI. Contact Fidelity     for a free    copy of the Annual
Report or the SAI.
[Financial Highlights to be filed by subsequent amendment.]
PERFORMANCE
Money market fund performance can be measured as TOTAL RETURN or YIELD. The total returns that follow are based on historical fund results and do not reflect the effect of taxes.
The fund's fiscal year runs from September 1 through August 31. The tables below show the fund's performance over past fiscal years compared to a measure of inflation.
AVERAGE ANNUAL TOTAL RETURNS
Fiscal periods ended     Pas   Past    Past
August 31,    1997       t 1   5       10
                         yea   year    year
                         r     s       s

   Daily Income                %    %    %

   Consumer Price Index        %    %    %

CUMULATIVE TOTAL RETURNS
Fiscal periods ended     Pas   Past    Past
August 31,    1997       t 1   5       10
                         yea   year    year
                         r     s       s

   Daily Income                %    %    %

   Consumer Price Index        %    %    %

EXPLANATION OF TERMS
TOTAL RETURN is the change in value of    an investment over a given
period, a    ssuming reinvestment of any dividends and capital gains. A
CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
YIELD refers to the income generated by an investment in the fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
The fund's recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance call 1-800-544-8888.
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN
INDICATION OF FUTURE PERFORMANCE.



UNDERSTANDING
PERFORMANCE
SEVEN-DAY YIELD illustrates
the income earned by a
money market fund over a
recent seven-day period. TOTAL
RETURN reflects both the
reinvestment of income and
the change in a fund's share
price. Since money market
funds maintain a stable $1.00
share price, current seven-day
yields are the most common
illustration of money market
fund performance.
(checkmark)
THE FUND IN DETAIL


CHARTER
DAILY INCOME IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. The fund is a diversified fund of
Fidelity Union Street Trust II, an open-end management investment company organized as a Delaware business trust on June 20, 1991.
THE FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced
executives    who meet periodically throughout the     year to oversee the
fund's activities, review contractual arrangements with companies that
provide services to the fund, and review the fund's performance.    The
trustees serve as trustees for other Fidelity funds.     The majority of
trustees are not otherwise affiliated with Fidelity.
   THE FUND MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY
MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes.
Shareholders not attending these meetings are encouraged to vote by proxy.
Fidelity will mail proxy materials in advance, including a voting card and
information about the proposals to be    voted on. The number of votes you
are entitled to is based upon the dollar value of your investment.
FMR AND ITS AFFILIATES
The fund is managed by FMR, which handles the fund's business affairs. FMR
Texas, located in Irving, Texas, has primary responsibility for providing investment management services.
Fidelity investment personnel may in   vest in securities for their own
accounts     pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.
   Fidelity Service Company, Inc. (FSC)     performs transfer agent
servicing functions for the fund.
FMR Corp. is the ultimate parent company of FMR and FMR Texas. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act),
control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company;
therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out the fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
The fund seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in high-quality U.S. dollar-denominated money market securities of domestic issuers, including U.S. Government securities and repurchase agreements. The fund also may enter into reverse repurchase agreements.
   The fund complies with industry-standard requirements on the quality,
mat    urity, and diversification of its invest-
ments, which are designed to help maintain a stable $1.00 share price. Of course, there is no guarantee that the fund will maintain a stable $1.00 share price. The fund will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities it buys. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the fund's investments could cause its share price (and the value of your investment) to change.
The fund earns income at current money market rates. It stresses income, preservation of capital, and liquidity and does not seek the higher yields or capital appreciation that more aggressive investments may provide. The fund's yield will vary from day to day and generally reflects current short-term interest rates and other market conditions.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in pursuit of the fund's investment objective, and a summary of related risks.
Any restrictions listed supplement those discussed earlier in this section.
A complete listing of the fund's limitations and more detailed information about the fund's investments are contained in the fund's SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with the fund's investment objective and policies and that doing so will help the fund achieve its goal. Fund holdings and recent investment strategies are detailed in the fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call 1-800-544-8888.
MONEY MARKET SECURITIES are high-quality, short-term instruments issued by the U.S. Government, corporations, financial institutions, and other entities. These securities may carry fixed, variable, or floating interest rates. Some money market securities employ a trust or similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may result.
U.S. GOVERNMENT MONEY MARKET SECURITIES are short-term debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example,
U.S. Government    securities such as those issued by Fannie Mae are
supported by the instr    umentality's right to borrow money from the U.S.
Treasury under certain circumstances. Other U.S. Government securities such as those issued by the Federal Farm Credit Banks Funding Corporation are
supported only by the credit of the entity that issued them.
   CREDIT AND LIQUIDITY SUPPORT.     Issuers may employ various forms of
credit    and liquidity enhancement, including letters of credit,
guarantees, puts and demand features, and insurance, provided by entities such as banks and other financial institutions. These arrangements expose the fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and the fund's share price.
ASSET-BACKED SECURITIES include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a
Federal Reserve Bank are obligations issued by the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security at one price and simultaneously agrees to sell it back at a higher price.
Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets.
OTHER MONEY MARKET SECURITIES may include commercial paper, certificates of deposit, bankers' acceptances, and time deposits.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or another party. In exchange for this benefit, the fund may accept a lower interest rate. The credit quality of the investment may be affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by
FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price.
The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to the fund.
RESTRICTIONS: The fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
   WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS     are trading
practices in which payment and delivery for the security take place at a later date than is customary for that type of security.  The market
value of the security could change during this     period.
FINANCIAL SERVICES INDUSTRY. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. If a fund invests substantially in this industry, its performance may be affected by conditions affecting the industry.
RESTRICTIONS:    The fund will invest more than 25% of its total assets in
the fina    ncial services industry.
CASH MANAGEMENT. The fund may invest in money market securities, in
re   purchase agreements, and in a money     market fund available only to
funds and    accounts managed by FMR or its affiliates, whose goal is to
seek a high level of current income while maintaining a     stable $1.00
share price. A major change    in interest rates or a default on the
money market fund's investments could cause its share price to change.
   RESTRICTIONS: The fund does not currently intend to invest in a money market fund.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry.
RESTRICTIONS: The fund may not invest more than 5% of its total assets in
any one issuer, except that the fund may in   vest up to 25% of its total
assets in the     highest quality securities of a single issuer for up to
three business days. These limitations do not apply to U.S.    Government
securities or to securities of other investment companies.
BORROWING. The fund may borrow from banks or from other funds advised by
FMR, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.
RESTRICTIONS: The fund may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding
331/3% of its total assets.
LENDING. The fund may lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of the fund's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
The fund seeks as high a level of current income as is consistent with preserving capital and providing liquidity.
The fund will invest more than 25% of its total assets in the financial services industry.
The fund may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of the fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the fund pays fees related to its daily operations.
Expenses paid out of the fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
The fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides assistance with these services. The fund also pays OTHER EXPENSES, which are explained on page .
FMR may, from time to time, agree to reimburse the fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by the fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease the fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fee is calculated by adding two components, one based on the fund's assets and one based on its income.
The first component cannot rise above 0.10%, and it drops as the fund's assets exceed $2 billion. The second component is 4% of the fund's monthly gross income, but the annualized rate cannot rise above 0.40% or fall below
0.20% of the fund's average net assets for the month.
The total management fee rate for the    fiscal year ended August 31, 1997
was 0.__%.
[IF THE FUND HAS AN EXPENSE GUARANTEE (NOT A REGULAR EXPENSE CAP):    FMR
has voluntarily agreed to limit the fund's total operating expenses to an annual rate of __% of average net assets. This agreement will continue until __________.]
FMR Texas is the fund's sub-adviser and has primary responsibility for
managing its investments. FMR is responsible for     providing other
management services. FMR pays FMR Texas 50% of its management fee (before
expense reim   bursements) for FMR Texas's services. FMR paid FMR Texas a
fee equal to __%     of the fund's average net assets for the    fiscal
year ended August 31, 1997.
OTHER EXPENSES
While the management fee is a significant component of the fund's annual operating costs, the fund has other expenses as well.
The fund contracts with FSC to perform many transaction and accounting functions. These services include processing shareholder transactions, valuing the fund's investments, and handling securities loans.
In the fiscal year ended    August 31, 1997,     the fund paid FSC fees
equal to __% of its average net assets [CHECK WITH FUND REPORTING TO
DETERMINE IF APPLICABLE: , on an annualized basis].
The fund also pays other expenses, such as legal, audit, and custodian fees; proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity.
The fund has adopted a DISTRIBUTION AND SERVICE PLAN. This plan
recog   nizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of fund shares. FMR directly, or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, the fund's shares. Currently, the Board of Trustees has not authorized such payments.
YOUR ACCOUNT


DOING BUSINESS WITH FIDELITY
Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of
America's leading discount brokerage firms,    Fidelity Brokerage Services,
Inc. (FBSI)    . Fidelity is also a leader in providing tax-sheltered
retirement plans for individuals investing on their own or through their employer.
Fidelity is committed to providing investors with practical information to make investment decisions. Based in Boston, Fidelity provides customers with complete service 24 hours a day, 365 days a year, through a network of telephone service centers around the country.
To reach Fidelity for general information, call these numbers:
(small solid bullet) For mutual funds, 1-800-544-8888
(small solid bullet) For brokerage, 1-800-544-7272
If you would prefer to speak with a representative in person, Fidelity has
over    __ walk-in Investor Centers across the     country.
TYPES OF ACCOUNTS
You may set up an account directly in the fund or, if you own or intend to purchase individual securities as part of your total investment portfolio, you may consider investing in the fund through a brokerage account.
   You may purchase or sell shares of the     fund through an investment
professional, including a broker, who may charge you a transaction fee for
this service. If    you invest through FBSI, another financial institution,
or an investment professional, read their program materials for any special provisions, additional service features or fees that may apply to your
investment in the fund. Certain     features of the fund, such as the
minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are
listed in    the table that follows.
The account guidelines that follow may not apply to certain retirement
ac   counts. If you are investing through a retirement account or if your
employer     offers the fund through a retirement    program, you may be
subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or Fidelity directly, as appropriate.
FIDELITY FACTS
Fidelity offers the broadest
selection of mutual funds
in the world.
(solid bullet) Number of Fidelity mutual
funds:    over ___
(solid bullet) Assets in Fidelity mutual
funds:    over $___ billion
(solid bullet) Number of shareholder
   accounts: over __ million
(solid bullet) Number of investment
analysts and portfolio
managers:    over ___
(checkmark)
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
 Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
(solid bullet) INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age and under 70 with earned income to invest up to $2,000 per tax year.
Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
(solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
(solid bullet) KEOGH OR CORPORATE PROFIT SHARING AND MONEY PURCHASE PENSION
PLANS allow self-employed individuals or small business owners (and their employees) to make tax-deductible contributions for themselves and any eligible employees up to $30,000 per year.
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
(solid bullet) SIMPLE IRAS provide small business owners and those with self-employed income (and their eligible employees) with many of the advantages of a 401(k) plan, but with fewer administrative requirements.
(solid bullet) 403(B) CUSTODIAL ACCOUNTS are available to employees of most tax-exempt institutions, including schools, hospitals, and other charitable organizations.
(solid bullet) 401(K) PROGRAMS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the
Uniform Transfers to Minors Act (UTMA).
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
Requires a special application.
HOW TO BUY SHARES
THE FUND'S SHARE PRICE, called net asset value (NAV), is calculated every business day. The fund is managed to keep its share price stable at $1.00.
The fund's shares are sold without a sales charge.
Shares are purchased at the next share price calculated after your investment is received and accepted. Share price is normally calculated at
4 p.m. Eastern time.
IF YOU ARE NEW TO FIDELITY, complete and sign an account application and mail it along with your check. You may also open your account in person or by wire as described on page . If there is no application accompanying this prospectus, call 1-800-544-8888.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Mail in an application with a check, or
(small solid bullet) Open your account by exchanging from another Fidelity fund.
IF YOU ARE INVESTING THROUGH A TAX-SHELTERED RETIREMENT PLAN, such as an
IRA, for the first time, you will need a special application. Retirement investing also involves its own investment procedures. Call 1-800-544-8888 for more information and a retirement application.
If you buy shares by check or Fidelity Money Line(registered trademark), and then sell those shares by any method other than by exchange to another
Fidelity fund, the payment may be delayed for up to seven business days to ensure that your previous investment has cleared.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $5,000
   For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts  $500
TO ADD TO AN ACCOUNT  $500
   For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts $250
Through regular investment plans* $100
   MINIMUM BALANCE $2,000
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts $500
*For more information about regular investment plans, please    refer to
"Investor Services," page __.
These minimums may vary for investments through Fidelity Portfolio
Adviso   ry Services. There is no minimum account balance or initial or subsequent investment minimum for certain retirement accounts funded through salary deduction, or accounts opened with the proceeds of
distributions from Fidelity retirement accounts. Refer to the pr    ogram
materials for details.

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
                                       TO OPEN AN ACCOUNT                            TO ADD TO AN ACCOUNT

Phone 1-800-544-7777 (phone_graphic)   (small solid bullet) Exchange from another    (small solid bullet) Exchange from another
                                       Fidelity fund account                         Fidelity fund account
                                       with the same                                 with the same
                                       registration, including                       registration, including
                                       name, address, and                            name, address, and
                                       taxpayer ID number.                           taxpayer ID number.
                                                                                     (small solid bullet) Use Fidelity Money
                                                                                     Line to transfer from
                                                                                     your bank account. Call
                                                                                     before your first use to
                                                                                     verify that this service
                                                                                     is in place on your
                                                                                     account.    Maximum
                                                                                        Money Line: up to
                                                                                        $100,000.



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
Mail (mail_graphic)   (small solid bullet) Complete and sign the    (small solid bullet) Make your check
                      application. Make your                        payable to "Fidelity
                      check payable to                              Daily Income Trust."
                      "Fidelity Daily Income                        Indicate your fund
                      Trust." Mail to the                           account number on
                      address indicated on                          your check and mail to
                      the application.                              the address printed on
                                                                    your account statement.
                                                                    (small solid bullet) Exchange by mail: call
                                                                    1-800-544-6666 for
                                                                    instructions.

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
In Person (hand_graphic)   (small solid bullet) Bring your application    (small solid bullet) Bring your check to a
                           and check to a Fidelity                        Fidelity Investor Center.
                           Investor Center. Call                          Call 1-800-544-9797 for
                           1-800-544-9797 for the                         the center nearest you.
                           center nearest you.

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
Wire (wire_graphic)   (small solid bullet) Call 1-800-544-7777 to     (small solid bullet) Not available for
                      set up your account                             retirement accounts.
                      and to arrange a wire                           (small solid bullet) Wire to:
                      transaction. Not                                Bankers Trust
                      available for retirement                        Company,
                      accounts.                                       Bank Routing
                      (small solid bullet) Wire within 24 hours to:   #021001033,
                      Bankers Trust                                   Account #00163053.
                      Company,                                           Specify the complete
                      Bank Routing                                       name of the fund and
                      #021001033,                                        include your account
                      Account #00163053.                                 number and your
                         Specify the complete                            name.
                         name of the fund and
                         include your new
                         account number and
                         your name.

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
Automatically (automatic_graphic)   (small solid bullet) Not available.   (small solid bullet) Use Fidelity Automatic
                                                                          Account Builder. Sign
                                                                          up for this service
                                                                          when opening your
                                                                          account, or call
                                                                          1-800-544-6666 to add
                                                                          it.

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(tdd_graphic) TDD - Service for the Deaf and Hearing Impaired: 1-800-544-0118


HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next share price calculated after your order is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.
TO SELL SHARES IN A FIDELITY RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to other Fidelity funds, which can be requested by phone or in writing. Call 1-800-544-6666 for a retirement distribution form.
   TO SELL SHARES THROUGH YOUR FIDELITY ULTRA SERVICE OR FIDELITYPLUS ACCOUNT, call 1-800-544-6262 to receive a handbook with instructions.
IF YOU ARE SELLING SOME BUT NOT ALL    OF YOUR SHARES, leave at least
$2,000     worth of shares in the account to keep it open ($500 for
retirement accounts).
TO SELL SHARES BY BANK WIRE OR FIDELITY MONEY LINE, you will need to sign up for these services in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares, (small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner, or
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed,
and
(small solid bullet) Any other applicable requirements    listed in the
table that follows.
Unless otherwise instructed, Fidelity will send a check to the record address. Deliver your letter to a Fidelity Investor Center, or mail it to:
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
CHECKWRITING
If you have a checkbook for your account, you may write an unlimited number of checks. Do not, however, try to close out your account by check.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS


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Phone 1-800-544-7777 (phone_graphic)             All account types     (small solid bullet) Maximum check request:
                                                 except retirement     $100,000.
                                                                       (small solid bullet) For Money Line transfers to
                                                 All account types     your bank account;    minimum:
                                                                          $10; maximum: up to
                                                                          $100,000.
                                                                       (small solid bullet) You may exchange to other
                                                                       Fidelity funds if both
                                                                       accounts are registered with
                                                                       the same name(s), address,
                                                                       and taxpayer ID number.

Mail or in Person (mail_graphic)(hand_graphic)   Individual, Joint     (small solid bullet) The letter of instruction must
                                                 Tenant,               be signed by all persons
                                                 Sole Proprietorship   required to sign for
                                                 , UGMA, UTMA          transactions, exactly as their
                                                 Retirement account    names appear on the
                                                                       account.
                                                                       (small solid bullet) The account owner should
                                                 Trust                 complete a retirement
                                                                       distribution form. Call
                                                                       1-800-544-6666 to request
                                                                       one.
                                                 Business or           (small solid bullet) The trustee must sign the
                                                 Organization          letter indicating capacity as
                                                                       trustee. If the trustee's name
                                                                       is not in the account
                                                                       registration, provide a copy of
                                                                       the trust document certified
                                                 Executor,             within the last 60 days.
                                                 Administrator,        (small solid bullet) At least one person
                                                 Conservator,          authorized by corporate
                                                 Guardian              resolution to act on the
                                                                       account must sign the letter.
                                                                       (small solid bullet) Include a corporate
                                                                       resolution with corporate seal
                                                                       or a signature guarantee.
                                                                       (small solid bullet) Call 1-800-544-6666 for
                                                                       instructions.

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
Wire (wire_graphic)   All account types    (small solid bullet) You must sign up for the wire
                      except retirement    feature before using it. To
                                           verify that it is in place, call
                                           1-800-544-6666. Minimum
                                           wire: $5,000.
                                           (small solid bullet) Your wire redemption request
                                           must be received    and
                                              accepted by Fidelity before 4
                                              p.m. Eastern     time for money
                                           to be wired on the next
                                           business day.

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
Check (check_graphic)   All account types    (small solid bullet) If your account is not an Ultra
                        except retirement    Service Account, there is a
                                             $1.00 charge for each check
                                             written under $500.
                                             (small solid bullet) All account owners must sign
                                             a signature card to receive a
                                             checkbook.

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(tdd_graphic) TDD - Service for the Deaf and Hearing Impaired: 1-800-544-0118

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INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account. INFORMATION SERVICES
FIDELITY'S TELEPHONE REPRESENTATIVES are available 24 hours a day, 365 days a year. Whenever you call, you can speak with someone equipped to provide the information or service you need.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except reinvestments, that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in the fund. Call 1-800-544-6666 if you need copies of financial reports, prospectuses, or historical account information. TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your fund shares and buy shares of other Fidelity funds by telephone or in writing.
Exchanges may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see page . FIDELITY MONEY LINE(registered trademark) enables you to transfer money by phone between your bank account and your fund account. Most transfers are complete within three business days of your call.
REGULAR INVESTMENT PLANS
Fidelity offers services that let you transfer money into your fund account, or between fund accounts, automatically. Certain restrictions apply for retirement accounts. Call 1-800-544-6666 for more information. FIDELITY AUTOMATIC ACCOUNT BUILDERSM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY FUND
MINIMUM      $100

FREQUENCY    Monthly or quarterly

SETTING UP   Complete the
             appropriate section on
             the fund application.
             For existing accounts,
             call 1-800-544-6666
             for an application.

DIRECT DEPOSIT
TO SEND ALL OR A PORTION OF YOUR PAYCHECK OR GOVERNMENT CHECK TO A FIDELITY
FUND
MINIMUM      $100

FREQUENCY    Every pay period

SETTING UP   Check the
             appropriate box on
             the fund application,
             or call
             1-800-544-6666 for
             an authorization form.

FIDELITY AUTOMATIC EXCHANGE SERVICE
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO ANOTHER FIDELITY FUND
MINIMUM      $100

FREQUENCY    Monthly, bimonthly,
             quarterly, or annually

SETTING UP   To establish, call
             1-800-544-6666 after
             both accounts are
             opened.

SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
The fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly.
DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call 1-800-544-6666 for instructions. The fund offers three options:
4. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
5. CASH OPTION. You will be sent a check for your dividend and capital gain distributions, if any.
6. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividend and capital gain distributions, if any, will be automatically invested in another identically registered Fidelity fund.
FOR RETIREMENT ACCOUNTS, all distributions are automatically reinvested. When you are over 59 years old, you can receive distributions in cash. Dividends will be reinvested at the fund's NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the record date of the distribution. The mailing of distribution checks will begin within seven days.
UNDERSTANDING
DISTRIBUTIONS
As a fund shareholder, you
are entitled to your share of
the fund's net income and
gains on its investments. The
fund passes its earnings
along to its investors as
DISTRIBUTIONS.
The fund earns interest from
its investments. These are
passed along as DIVIDEND
DISTRIBUTIONS. The fund may
realize capital gains if it sells
securities for a higher price
than it paid for them. These
are passed along as CAPITAL
GAIN DISTRIBUTIONS. Money
market funds usually don't
make capital gain
distributions.
(checkmark)
TAXES
As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.
Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, the fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions, if any, are taxed as long-term capital gains. Every January, Fidelity will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
TRANSACTION DETAILS
THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. Fidelity normally calculates the fund's NAV as of the close of business of the NYSE, normally 4 p.m. Eastern time.
THE FUND'S NAV is the value of a single share. The NAV is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.
Like most money market funds, the fund values the securities it owns on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps the fund to maintain a stable $1.00 share price.
THE FUND'S OFFERING PRICE (price to    buy one share) is its NAV. The
fund's     REDEMPTION PRICE (price to sell one    share) is its NAV.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail or by visiting a Fidelity Investor Center.
THE FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. The fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of the fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) The fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees the fund or its transfer agent has incurred.
(small solid bullet) You begin to earn dividends as of the first business day following the day of your purchase.
TO AVOID THE COLLECTION PERIOD associated with check and Money Line purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your request is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the fund, it may take up to seven days to pay you.
(small solid bullet) Shares will earn dividends through the date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Fidelity Money Line redemptions generally will be credited to your bank account on the second or third business day after your phone call.
(small solid bullet) The fund may hold payment on redemptions until it is reasonably satisfied that investments made by check or Fidelity Money Line have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
(small solid bullet) If you sell shares by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
       TO SELL SHARE CERTIFICATES,    call 1-800-544-6666 for instructions.
The fund no longer issues share certificates.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual
   maximum charge of $24.00 per shar    eholder. It is expected that
accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts.
This fee will not be deducted    from Fidelity brokerage accounts,
r    etirement accounts (except non-prototype retirement accounts),
accounts using regular investment plans, or if    total assets with
Fidelity exceed $30,000. Eligibility for the $30,000     waiver is
determined by aggregating    Fidelity accounts maintained by FSC or
FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW    $2,000, you will be given 30 days'
n    otice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the fund without reimbursement from the fund. Qualified recipients are securities dealers who have sold fund shares or others, including banks and other financial institutions, under special arrangements in connection with FDC's sales activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging shares of the fund for shares of other Fidelity funds. However, you should note the following:
(small solid bullet) The fund you are exchanging into    must be available
for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus. (small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage-point difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) The fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if the fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the fund. Although the fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The fund reserves the right to terminate or modify the exchange privilege in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may im   pose
fees of up to 1.00% on purchases,     administrative fees of up to $7.50,
and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.
From Filler pages

FIDELITY DAILY INCOME TRUST
A FUND OF  FIDELITY UNION STREET TRUST II
STATEMENT OF ADDITIONAL INFORMATION
   OCTOBER     23   , 1997
This Statement of Additional Information (SAI) is not a prospectus but
should be read in conjunction with the fund's        current Prospectus
(dated October 23, 1997). Please retain this document for future reference. The fund's Annual Report is a separate document supplied with this SAI. To obtain a free additional copy of the Prospectus or an Annual Report, please call Fidelity at 1-800-544-8888.
TABLE OF CONTENTS                                PAGE



Investment Policies and Limitations

Portfolio Transactions

   Valuation                                     6

Performance

Additional Purchase and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contract                              14

Distribution and Service Plan                    15

Contracts with FMR Affiliates                    16

Description of the Trus   t                      16

Financial Statements

Appendix

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISER
FMR Texas Inc. (FMR Texas)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT
   Fidelity Service Company, Inc. (FSC)

FDI-ptb-1   097
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval. THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
   (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or
(b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) purchase securities on margin (but the trust may obtain such credits as may be necessary for the clearance of purchases and sales of securities);
(4) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(5) act as an underwriter (except as it may be deemed such in a sale of restricted securities);
(6) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;
(7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(8) buy or sell commodities or commodity (futures) contracts unless acquired as a result of ownership of securities;
(9) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements; or
(10) invest in companies for the purpose of exercising control or management.
(11) The fund may, not withstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total
assets would be invested in the securities of    a single issuer; provided
that the fund may invest up to 25% of its total assets in the first tier
securities of a single issuer for up to     three business days. (This
limit does not apply to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.)
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
   (v) The fund does not currently intend to lend assets other than
securities to other parties, except by lending money (up to     10% of the
fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
   (vi) The fund does not currently intend to invest all of its assets in
the securities of a single open-end management investment     company with
substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page __.
AFFILIATED BANK TRANSACTIONS. The fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the Investment Company Act of 1940. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
ASSET-BACKED SECURITIES include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit support.
DELAYED-DELIVERY TRANSACTIONS. The fund may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by the fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.
When purchasing securities on a delayed-delivery basis, the fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because the fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the fund's other investments. If the fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When the fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could suffer a loss.
The fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of the fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of the fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by the fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. Also, FMR may determine some restricted securities and time deposits to be illiquid.
In the absence of market quotations, illiquid investments are valued for purposes of monitoring amortized cost valuation at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, the fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. The fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements, and will borrow through the program only when the costs are equal to or lower than the cost of bank loans. The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
MONEY MARKET SECURITIES are high-quality, short-term obligations. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the fund.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A fund may own a municipal security directly or through a participation interest.
PUT FEATURES entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
QUALITY AND MATURITY. Pursuant to procedures adopted by the Board of Trustees, the fund may purchase only high-quality securities that FMR believes present minimal credit risks. To be considered high quality, a security must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by FMR. High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., Standard & Poor's A-1), and second tier securities are those deemed to be in the second highest rating category (e.g., Standard & Poor's A-2). Split-rated securities may be determined to be either first tier or second tier based on applicable regulations.
The fund may not invest more than 5% of its total assets in second tier securities. In addition, the fund may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.
The fund currently intends to limit its investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, the fund may look to an interest rate reset or demand feature. REPURCHASE AGREEMENTS. In a repurchase agreement, the fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect the fund from risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to the fund in connection with bankruptcy proceedings), it is the fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. However, in general, the fund anticipates holding restricted securities to maturity or selling them in an exempt transaction. REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.
SHORT SALES "AGAINST THE BOX." The fund may sell securities short when it owns or has the right to obtain securities equivalent in kind or amount to the securities sold short. Short sales could be used to protect the net asset value per share of the fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. If the fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.
SOURCES OF CREDIT OR LIQUIDITY SUPPORT. FMR may rely on its evaluation of
the credit of a bank or other entity in determining    whether to purchase
a security supported by a letter of credit guarantee, put or demand
feature, insurance or other source of credit     or liquidity.
STRIPPED GOVERNMENT SECURITIES. Stripped government securities are created by separating the income and principal components of a U.S. Government security and selling them separately. STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding U.S. Treasury security by a Federal Reserve Bank.
Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells. Proprietary receipts, such as Certificates of Accrual on Treasury Securities (CATS) and Treasury Investment Growth Receipts (TIGRS), and generic receipts, such as Treasury Receipts (TRs), are privately stripped U.S. Treasury securities.
Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to all money market funds.
VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments of the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities have put features.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of the fund by FMR pursuant to authority contained in the management contract. FMR has granted investment management authority to the sub-adviser (see the section entitled "Management Contracts"), and the sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. Securities purchased and sold by the fund generally will be traded on a net basis (i.e., without commission). In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.
The fund may execute portfolio transactions with broker-dealers who provide research and execution services to the fund or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). FMR maintains a listing of broker-dealers who provide such services on a regular basis. However, as many transactions on behalf of the fund are placed with broker-dealers (including broker-dealers on the list) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such broker-dealers solely because such services were provided. The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the fund may be useful to FMR in rendering investment management services to the fund or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the fund. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the fund and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the fund or shares of other Fidelity funds
to the extent permitted by law. FMR    may use research services provided
by and place agency transactions with National Financial Services
Corporation (NFSC) and     Fidelity Brokerage Services (FBS), indirect
subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. From September 1992 through December 1994, FBS operated under the name Fidelity Brokerage Services Limited (FBSL). As of
January 1995, FBSL was converted to an    unlimited liability company and
assumed the name FBS.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules. The Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
   For the fiscal years ended August 31, 1997, 1996, and 1995, the fund paid [no brokerage commissions/brokerage commissions of $_____, $_____, and $_____, respectively]. [IF APPROPRIATE:During the fiscal year ended August 31, 1997, this amounted to approximately __% of the aggregate brokerage commissions paid by the fund involving approximately __% of the aggregate dollar amount of transactions for which the fund paid brokerage commissions.]
During the fiscal year ended    August 31, 1997    , the fund paid $__ in
commissions to brokerage firms that provided research    services involving
approximately $__ of transactions. The provision of research services was
not necessarily a factor in the plac    ement of all this business with
such firms. [IF APPLICABLE:During the fiscal year ended    August 31, 1997,
    the fund paid no fees to brokerage firms that provided research services.]
From time to time the Trustees will review whether the recapture for the benefit of the fund of some portion of the brokerage commissions or similar fees paid by the fund on portfolio transactions is legally permissible and advisable. The fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for the fund to seek such recapture.
Although the Trustees and officers of the fund are substantially the same as those of other funds managed by FMR, investment decisions for the fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to the fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
   Fidelity Service Company, Inc. (FSC) normally determines the fund's net asset value per share (NAV) as of the close of the New York Stock Exchange
(NYSE) (normally 4:00 p.m. Eastern time). The valuation of portfolio securities is determined as of this time for the purpose of computing the fund's NAV.
P    ortfolio securities and other assets are valued on the basis of
amortized cost. This technique involves initially valuing an    instrument
at its cost as adjusted for amortization of premium or accretion of
discount rather than its current market value. The     amortized cost value
of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.
   Securities of other open-end investment companies are valued at their respective NAVs.
During periods of declining interest rates, the fund's yield based on amortized cost valuation may be higher than would result if the fund used market valuations to determine its NAV. The converse would apply during
periods of rising interest     rates.
   Valuing the fund's investments on the basis of amortized cost and use of the term "money market fund" are permitted pursuant to Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). The fund must adhere to certain conditions under Rule 2a-7, as summarized in the section entitled "Quality and Maturity" on page ___.
The Board of Trustees oversees FMR's adherence to the provisions of Rule
2a-7 and has established procedures designed to     stabilize the fund's
NAV at $1.00. At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.
PERFORMANCE
The fund may quote performance in various ways. All performance information supplied by the fund in advertising is historical and is not intended to indicate future returns. The fund's yield and total return fluctuate in response to market conditions and other factors.
YIELD CALCULATIONS. To compute the fund's yield for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. The fund also may calculate an effective yield by compounding the base period return over a one-year period. In addition to the current yield, the fund may quote yields in advertising based on any historical seven-day period. Yields for the fund are calculated on the same basis as other money market funds, as required by applicable regulations.
Yield information may be useful in reviewing the fund's performance and in providing a basis for comparison with other investment alternatives. However, the fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates the fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of the fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the fund.
In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
HISTORICAL FUND RESULTS. The following table shows the fund's 7-day yield
and total returns for the period ended August 31,    1997.
          Average Annual Total Returns    Cumulative Total Returns
               Seven-Day   One    Five    Ten     One    Five    Ten
               Yield       Year   Years   Years   Year   Years   Years

Daily Income    %           %      %       %       %      %       %

   [IF FUND IS OR HAS BEEN IN REIMBURSEMENT: Note: If FMR had not
reimbursed certain fund expenses during these periods, the fund's     [IF
FUND IS CURRENTLY IN REIMBURSEMENT:    yield would have been ___% and]
total returns would have been lower. ]
The following table shows the income and capital elements of the fund's
cumulative total return. The table compares the    fund's return to the
record of the Standard & Poor's 500 Index (S&P 500), the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month-end closest to the initial investment date for the fund. The S&P 500 and DJIA comparisons are provided to show how the fund's total return compared to the record of a broad unmanaged index of common stocks
and a narrower set of stocks of major industrial     companies,
respectively, over the same period. Because the fund invests in short-term fixed-income securities, common stocks represent a different type of investment from the fund. Common stocks generally offer greater growth potential than the fund, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks
generally pro   vide lower income than a fixed-income investment such as
the fund. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike the fund's returns, do not include the effect of brokerage commissions or other costs of investing.
During    the 10-year period ended August 31, 1997, a hypothetical $10,000 investment in Daily Income would have grown to $______, assuming all distributions were reinvested. This was a period of fluctuating interest
rates and the figures below should     not be considered representative of
the dividend income or capital gain or loss that could be realized from an
investment in the    f    und today. Tax consequences of different
investments    have not been factored into the figures below.
FIDELITY DAILY INCOME TRUST                           INDICES


Year Ended    Value of     Value of        Value of        Total       S&P 500     DJIA        Cost of
August 31     Initial      Reinvested      Reinvested      Value                               Living
              $10,000      Dividend        Capital Gain
              Investment   Distributions   Distributions







1997          $            $               $               $           $           $           $

1996          $            $               $               $           $           $           $

   1995          $            $               $               $           $           $           $

   1994          $            $               $               $           $           $           $

   1993          $            $               $               $           $           $           $

   1992          $            $               $               $           $           $           $

   1991          $            $               $               $           $           $           $

   1990          $            $               $               $           $           $           $

   1989          $            $               $               $           $           $           $

   1988          $            $               $               $           $           $           $


Explanatory Notes: With an initial investment of $10,000 in    the fund on
September 1, 1987, the net amount invested in fund shares was $10,000.
The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of
distributions earned from the    f    und over time would have been
smaller, and cash payments for the period would have amounted to $______
for dividends   . T    he fund did not distribute any capital gains during
the period   .
PERFORMANCE COMPARISONS. The fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do not take sales charges or redemption fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, the fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, the fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. The fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, the fund may offer greater liquidity or higher potential returns than CDs, the fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
The fund may compare its performance or the performance of securities in
which it may invest to averages published by IBC    Financial Data, Inc. of
Ashland, Massachusetts. These averages assume reinvestment of
distributions. IBC's MONEY FUND     REPORT AVERAGES(trademark)/   All
Taxable,     which is reported in IBC's MONEY FUND REPORT(trademark),
covers over ___    taxable     money market funds.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; charitable giving; and the Fidelity credit card. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(Registered trademark), a quarterly magazine provided free of charge to Fidelity fund shareholders.
The fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
The fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.
As of August 31, 199   7    , FMR advised over $__ billion in tax-free fund
assets, $__ billion in money market fund assets, $___ billion in equity fund assets, $__ billion in international fund assets, and $___ billion in Spartan fund assets. The fund may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, the fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. The fund's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
The fund is open for business and its net asset value per share (NAV) is calculated each day the New York Stock Exchange (NYSE) is open for trading.
The NYSE has designated the following holiday closings for    1997    : New
Year's Day   ,     President's Day (observed), Good Friday, Memorial Day
(observed), Independence Day   ,     Labor Day, Thanksgiving Day, and
Christmas Day   .     Although FMR expects the same holiday schedule to be
observed in the future, the NYSE may modify its holiday schedule at any time. In addition, the fund will not process wire purchases and redemptions on days when the Federal Reserve Wire System is closed.
FSC normally determines the fund's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, the fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of the fund's portfolio securities may not occur on days when the fund is open for business.
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Pursuant to Rule 11a-3 under the Investment Company Act of 1940 (the 1940
Act), the fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the Prospectus, the fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. Because the fund's income is primarily derived from interest, dividends from the fund generally will not qualify for the dividends-received deduction available to corporate shareholders. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends received deduction. A portion of the fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. The fund will send each shareholder a notice in January describing the tax status of dividend and capital gain distributions (if any) for the prior year.
CAPITAL GAIN DISTRIBUTIONS. The fund may distribute any net realized short-term capital gains once a year or more often as necessary, to maintain its net asset value at $1.00 per share.
   As     of August 31, 199   7    ,    t    he fund        had a capital
loss carryforward aggregating approximately $____. This loss carryforward,
of    which $___, $___, and $___will expire on August 31, 199_, ___, and
___, respectively, is available to offset future capital gains.
TAX STATUS OF THE FUND. The fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis.
The fund is treated as a separate entity from the other funds of Fidelity Union Street Trust II for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting the fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether the fund is suitable to their particular tax situation.
FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
   At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
   The Trustees and executive officers of the trust are listed below.
Except as indicated, each individual has held the office shown     or other
offices in the same company for the last five years. Trustees and officers elected or appointed to Fidelity Union Street Trust II prior to the
   fund's     conversion from    a     series of a Massachusetts business
trust served in identical capacities   .     All persons named as Trustees
also serve in similar capacities for other funds advised by FMR. The
business address of each Trustee and    officer who is an "interested
person" (as defined in the Investment Company Act of 1940) is 82 Devonshire
Street, Boston, Mass    achusetts 02109, which is also the address of FMR.
The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (   67    ), Trustee and President, is Chairman,
Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
*J. GARY BURKHEAD (   56    ), Trustee and Senior Vice President, is Vice
Chairman of FMR Corp.; President of Fidelity Invest   ments Institutional
Services Company, (FIIS) Inc.; and President and a Director of FMR Texas
Inc., Fidelity Management & R    esearch (U.K.) Inc., and Fidelity
Management & Research (Far East) Inc.
RALPH F. COX (   65    ), Trustee (1991), is a management consultant
(1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Sanifill Corporation (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (   65    ), Trustee (1992). Prior to her retirement in
September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
   R    OBERT M. GATES (   53    ), Trustee (1997), is a consultant,
author, and lecturer (1993). Mr. Gates was Director of the Central
   Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is currently a Trustee for the Forum For International Policy, a Board Member for the Virginia Neurological Institute, and a Senior Advisor of the Harvard Journal of World Affairs. In addition, Mr. Gates also serves as a member of the corporate board for LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and
manufacturing), and TRW Inc. (original equipment     and replacement
products)   .
E. BRADLEY JONES (   69    ), Trustee. Prior to his retirement in 1984, Mr.
Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995),
Hyster-Yale Materials Handling, Inc. (1985-1995),    and Cleveland-Cliffs
Inc. (mining), and as a Trustee of First Union Real Estate Investments    .
In addition, he serves as a Trustee and member of the Executive Committee
of the Cleveland Clinic Foundation   , where he has also been a member of
the Executive Committee as well as Chairman of the Board and President    ,
a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (   64    ), Trustee, is Executive-in-Residence (1995) at
Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association, a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section
(1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (   54    ), Trustee, is Vice Chairman and Director of FMR
(1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
   W    ILLIAM O. McCOY (   63    ), Trustee (1997), is the Vice President
of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of
the Board of BellSouth Corporation    (telecommunications, 1984) and
President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility,
1996), and the Kenan Transport Co. (1996). Previously, he was a Director of
First American Corporation (bank holding company,     1979-1996). In
addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).
GERALD C. McDONOUGH (   68    ), Trustee and Chairman of the non-interested
Trustees, is Chairman of G.M. Management Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products, 1996), and Associated Estates Realty Corporation (a real estate investment trust,
1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996.
MARVIN L. MANN (   64    ), Trustee (1993)   ,     is Chairman of the
Board, President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet.
THOMAS R. WILLIAMS    (68    ), Trustee, is President of The Wales Group,
Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
SARAH H. ZENOBLE (   48    ), Vice President, is Vice President of
Fidelity's money market  funds (1996) and Vice President of FMR Texas Inc.
   BURNELL R. STEHMAN (66), is Vice President of Daily Income, and an employee of FMR.
ARTHUR S. LORING (   49    ), Secretary, is Senior Vice President (1993)
and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
   RICHARD A. SILVER ( ), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration of First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).
THOMAS D. MAHER (   52    ), Assistant Vice President, is Assistant Vice
President of Fidelity's municipal bond funds (1996) and of Fidelity's money market funds and Vice President and Associate General Counsel of FMR Texas Inc.
JOHN H. COSTELLO (   51    ), Assistant Treasurer, is an employee of FMR.
LEONARD M. RUSH (   51    ), Assistant Treasurer (1994), is an employee of
FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
THOMAS J. SIMPSON (   39    ), Assistant Treasurer, is Assistant Treasurer
of Fidelity's municipal bond funds (1996) and of Fidelity's money market funds (1996) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
The following table sets forth information describing the compensation of
each Trustee of the        fund for his or her services for the fiscal year
ended    August 31, 1997,     or calendar year ended December 31, 1996, as
applicable.
COMPENSATION TABLE

Trustees                  Aggregate Compensation           Total Compensation
                          from    Daily Income     [B,]C   from the
                                                           Fund Complex*A

J. Gary Burkhead **        $                               $ 0

Ralph F. Cox               $                                137,700

Phyllis Burke Davis        $                                134,700

Richard J. Flynn***        $                                168,000

[Robert M. Gates ****]     $                               [ 0]

Edward C. Johnson 3d **    $                                0

E. Bradley Jones           $                                134,700

Donald J. Kirk             $                                136,200

Peter S. Lynch **          $                                0

William O. McCoy*****      $                                85,333

Gerald C. McDonough        $                                136,200

Edward H. Malone***        $                                136,200

Marvin L. Mann             $                                134,700

Thomas R. Williams         $                                136,200

   * Information is for the calendar year ended December 31, 1996 for 235 funds in the complex.
** Interested Trustees of the fund(s) are compensated by FMR.
*** Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.
*    ***        Mr. Gates was elected to the Board of Trustees of Fidelity
Union Street Trust II on September 17, 1997.
*****        During the period from May 1, 1996 through December 31, 1996,
William O. McCoy served as a Member of the Advisory Board of the
    trust. Mr. McCoy was elected to the Board of Trustees    of Fidelity
Union Street Trust II     on September 17, 1997.
   [TREASURER'S OFFICE WILL ANCHOR THIS FOOTNOTE AS APPROPRIATE FOR YOUR FUND(S): A Compensation figures include cash, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and may include amounts deferred at the election of Trustees.]
[TREASURER'S OFFICE WILL ANCHOR THIS FOOTNOTE AS APPROPRIATE FOR YOUR FUND(S): B Compensation figures include cash, and may include amounts required to be deferred, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and may include amounts deferred at the election of Trustees.] C The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $__, Phyllis Burke Davis, $__, Richard J. Flynn, $0, Robert M. Gates, $__, E. Bradley Jones, $__, Donald J. Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__, Edward H. Malone, $__, Marvin L. Mann, $__, and Thomas R. Williams, $__.
[TREASURER'S OFFICE WILL ANCHOR THIS FOOTNOTE AS APPROPRIATE FOR YOUR FUND(S): D For the fiscal year ended August 31, 1997, certain of the non-interested Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: [trustee name, dollar amount of deferred compensation, fund name]; [trustee name, dollar amount of deferred compensation, fund name]; and [trustee name, dollar amount of deferred compensation, fund name].]
Under a retirement program adopted in July 1988 and modified in November 1995 and November 1996, each non-interested Trustee who retired before December 30, 1996 may receive payments from a Fidelity fund during his or
her lifetime based on his     or her basic trustee fees and length of
service. The obligation of a fund to make such payments is neither secured
nor funded. A    Trustee became eligible to participate in the program at
the end of the calendar year in which he or she reached age 72, provided that, at the time of retirement, he or she had served as a Fidelity fund Trustee for at least five years.
Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity Funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.
As of December 30, 1996, the non-interested Trustees terminated the retirement program for Trustees who retire after such date. In connection with the termination of the retirement program, each then-existing non-interested Trustee received a credit to his or her Plan account equal to the present value of the estimated benefits that would have been payable under the retirement program. The amounts credited to the non-interested Trustees' Plan accounts are subject to vesting and are treated as though equivalent dollar amounts had been invested in shares of the Reference Funds. The amounts ultimately received by the Trustees in connection with the credits to their Plan accounts will be directly linked to the investment performance of the Reference Funds. The termination of the retirement program and related crediting of estimated benefits to the Trustees' Plan accounts did not result in a material cost to the funds.
[IF EITHER FMR OR AN FMR AFFILIATE IS DEEMED TO OWN 1% OR MORE OF THE FUND'S SHARES: As of [DATE NOT EARLIER THAN 30 DAYS PRIOR TO SEC FILING DATE], approximately __% of the fund's total outstanding shares was held by [an] FMR affiliate[s]. FMR Corp. is the ultimate parent company of [this/these] FMR affiliate[s]. By virtue of his ownership interest in FMR Corp., as described in the "FMR" section on page ___, Mr. Edward C. Johnson 3d, President and Trustee of the fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of the fund's shares, the Trustees and officers of the fund owned, in the aggregate, less than __% of the fund's total outstanding shares.]
[IF NEITHER FMR NOR AN FMR AFFILIATE IS DEEMED TO OWN 1% OR MORE OF THE FUND'S SHARES: As of [DATE NOT EARLIER THAN 30 DAYS PRIOR TO SEC FILING DATE], the Trustees and officers of the fund owned, in the aggregate, less than __% of the fund's total outstanding shares.]
[    REVISE AS APPROPRIATE; REQUEST INFORMATION FROM KENDRA
MCGEORGE/ANTHONY AMADOR:    As of [DATE NOT EARLIER THAN 30 DAYS PRIOR TO
SEC FILING DATE], the following owned of record or beneficially 5% or more of the fund's outstanding shares:]
[    REQUEST INFORMATION FROM KENDRA MCGEORGE/ANTHONY AMADOR; IF FUND HAS A
SHAREHOLDER WHO OWNS 25% OR MORE):    A shareholder owning of record or
beneficially more than 25% of the fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders of the fund.]
MANAGEMENT CONTRACT
FMR is the fund's manager pursuant to a management contract dated January 28, 1993, which was approved by shareholders on January 20, 1993.
   MANAGEMENT SERVICES. The fund employs FMR to furnish investment advisory
and other services. Under the terms of its     management contract with the
fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies, and limitations. FMR also provides the fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of the fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of the fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing
reports, evaluations, and analyses on a var    iety of subjects to the
Trustees.
   MANAGEMENT-RELATED EXPENSES. In addition to the management fee payable
to FMR and the fees payable to the transfer,     dividend disbursing, and
shareholder servicing agent and pricing and bookkeeping agent, the fund pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. The fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. Other expenses paid by the fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
   MANAGEMENT FEE. For the services of FMR under the management contract, the fund pays FMR a monthly management fee which has two components. The first component is an amount based upon the fund's average net assets
throughout the month in     accordance with the following schedule.
Average Net Assets     Annualized Fee Rate For Each Level

 from $0 - 2 billion    0.10%

 2 - 3                  0.09

 3 - 4                  0.08

 4 - 5                  0.07

 5 - 6                  0.06

 6 and over             0.05

That amount is then added to an amount equal to 4% of the fund's monthly gross income (excluding gains realized from the sale of portfolio holdings), provided that such amount shall in no event be less than an annual rate of 0.20%, or more than an annual rate of 0.40%, of the fund's average net assets for that month. For this purpose "gross income" includes interest accrued and/or discount earned (including both original issue discount and market discount) on portfolio obligations, less amortization of premium on portfolio obligations, computed in accordance with generally accepted accounting principles.
   For the fiscal years ended August 31, 1997, 1996, and 1995, the fund paid FMR management fees of $________, $7,441,000, and $7,357,000, respectively.
FMR may, from time to time, voluntarily reimburse all or a portion of the fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.
Expense reimbursements by FMR will increase the fund's total returns and yield, and repayment of the reimbursement by the fund will lower its total returns and yield.
SUB-ADVISER. FMR has entered into a sub-advisory agreement with FMR Texas pursuant to which FMR Texas has primary responsibility for providing portfolio investment management services to the fund.
Under the terms of the sub-advisory agreement   , dated January 28,
1993,     which was approved by    s    hareholders    on January 20,
    1993, FMR pays FMR Texas fees equal to 50% of the management fee payable to FMR under its management contract with the fund. The fees paid to FMR Texas are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.
On behalf of    Daily Income,     for the fiscal years ended    August 31,
1997, 1996, and 1995,     FMR paid FMR Texas fees of $________,
$   3,721,000, and $3,679,000    , respectively.
DISTRIBUTION AND SERVICE PLAN
The Trustees have approved a Distribution and Service Plan on behalf of the fund (the Plan) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plan, as approved by the Trustees, allows the fund and FMR to incur certain expenses that might be considered to constitute indirect payment by the fund of distribution expenses.
Under the Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its
shares, such payment is authorized by the Plan.    The     Plan
specifically recognizes that FMR may use its manage   ment fee revenue, as
well as its past profits or its other resources, to pay FDC for expenses
incurred in connection with the distrib    ution of    fund shares.     In
addition,    the     Plan provides that FMR, directly or through FDC, may
make payments to third parties, such as banks or broker-dealers, that
engage in the sale of    fund shares, or provide shareholder support
services. Currently, the Board of Trustees has not authorized such payments for Daily Income shares.
[IF FMR MADE ANY DEFENSIVE THIRD PARTY PAYMENTS IN CALENDAR YEAR: Payments
made by FMR   , either directly or through FDC to third parties for the
calendar year ended 1996 amounted to $______.
[IF FMR DID NOT MAKE ANY DEFENSIVE THIRD PARTY PAYMENTS IN CALENDAR YEAR:
FMR made no payments    either directly or through FDC to third parties for
the calendar year ended 1996.
Prior to approving the Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that the Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that the Plan gives FMR and FDC greater flexibility in connection with the distribution
of    fund shares    , additional sales of fund shares may result.
Furthermore, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.
The Plan was approved by shareholders of Daily Income on January 20, 1993. The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the fund might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
The fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plan. No preference for the instruments of such depository institutions will be shown in the selection of investments.
CONTRACTS WITH FMR AFFILIATES
The fund has entered into a transfer agent agreement with FSC, an affiliate of FMR. Under the terms of the agreement, FSC performs transfer agency, dividend disbursing, and shareholder services for the fund.
For providing transfer agency services, FSC receives an annual account fee and an asset-based fee each based on account size and fund type for each retail account and certain institutional accounts. With respect to certain institutional retirement accounts, FSC receives an annual account fee and an asset-based fee based on account type or fund type. These annual account fees are subject to increase based on postal rate changes.
FSC also collects small account fees from certain accounts with balances of less than $2,500.
FSC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.
FSC has entered into a sub-agreement with Fidelity Brokerage Services, Inc.
(FBSI), an affiliate of FMR. Under the terms of this sub-agreement, FBSI performs certain recordkeeping, communication, and other services for shareholders participating in the Fidelity Ultra Service Account program. FBSI directly charges a monthly administrative fee to each Ultra Service Account client who chooses certain additional features. This fee is in addition to the transfer agency fee received by FSC.
The fund has also entered into a service agent agreement with FSC. Under the terms of the agreement, FSC calculates the NAV and dividends for the fund and maintains the fund's portfolio and general accounting records.
For providing pricing and bookkeeping services, FSC receives a monthly fee based on the fund's average daily net assets throughout the month. The annual fee rates for these pricing and bookkeeping services are 0.0175% of the first $500 million of average net assets and 0.0075% of average net assets in excess of $500 million. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $40,000 and a maximum of $800,000 per year.
For the fiscal years ended August 31, 1997, 1996, and 1995, the fund paid FSC pricing and bookkeeping fees, including reimbursement for related out-of-pocket expenses, of $________, $224,000, and $216,000, respectively. The fund has entered into a distribution agreement with FDC, an affiliate of FMR organized as a Massachusetts corporation on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR. DESCRIPTION OF THE TRUST
TRUST ORGANIZATION. Fidelity Daily Income Trust is a fund of Fidelity Union Street Trust II, an open-end management investment company organized as a Delaware business trust on June 20, 1991. The fund acquired all of the assets of Fidelity Daily Income Trust, a series of Fidelity Union Street Trust, on January 28, 1993 pursuant to an agreement approved by shareholders on January 20, 1993. Currently, there are four funds of Fidelity Union Street Trust II: Fidelity Daily Income Trust, Spartan Municipal Money Fund, Spartan Arizona Municipal Money Market Fund and Spartan World Money Market Fund. The Trust Instrument permits the Trustees to create additional funds.
In the event that FMR ceases to be the investment adviser to the trust or a fund, the right of the trust or fund to use the identifying name "Fidelity" may be withdrawn.
The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of the trust. Expenses with respect to the trust are to be allocated in proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. The trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust and requires that a disclaimer be given in each contract entered into or executed by the trust or the Trustees. The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
The Trust Instrument further provides that the Trustees, if they have exercised reasonable care, shall not be personally liable to any person other than the trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that Trustees are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial
interest.    A    s a shareholder, you receive one vote for each dollar
value of net asset value you own   .     The shares have no preemptive or
conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the trust or a fund may, as set forth in the Trust Instrument, call meetings of the trust or fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of the entire trust, the purpose of voting on removal of one or more Trustees.
The trust or any fund may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by vote of the holders of a majority of
    the trust or the fund   , as     determined by the current value of
each shareholder's investment in    the fund or trust; however, the
Trustees may, without prior shareholder approval, change the form of
organization of the trust by     merger, consolidation, or incorporation.
If not so terminated or reorganized, the trust and its funds will continue indefinitely.
Under the Trust Instrument, the Trustees may, without shareholder vote, cause the trust to merge or consolidate into one or more trusts, partnerships, or corporations, or cause the trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the trust registration statement. Each fund may invest all of its assets in another investment company.
CUSTODIAN. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian. The Chase Manhattan Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR. ________________________________ serves as the fund's independent accountant. The auditor examines financial statements for the fund and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
The fund's financial statements and financial highlights for the fiscal
   year ended August 31, 1997,     and report of the auditor, are included
in the fund's Annual Report, which is        a separate report supplied
with this SAI   .     The fund's financial statements, including    the
financial highlights, and report of the auditor are incorporated herein by
reference. For a free additional copy of the fund's     Annual Report,
contact    F    idelity at 1-800-544-8888,        82 Devonshire Street,
Boston, MA 02109.
APPENDIX
The descriptions that follow are examples of eligible ratings for the fund. The fund may, however, consider the ratings for other types of investments and the ratings assigned by other rating organizations when determining the eligibility of a particular investment.
       DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF COMMERCIAL
PAPER
Moody's assigns short-term debt ratings to obligations which have an original maturity not exceeding one year.
Issuers rated     PRIME-1    (or related supporting institutions) have a
superior ability for repayment of principal and payment of interest.
Issuers rated     PRIME-2    (or related supporting institutions) have a
strong ability for repayment of principal and payment of interest.
    DESCRIPTION OF STANDARD & POOR'S RATINGS OF COMMERCIAL PAPER
Debt issues considered short-term in the relevant market may be assigned a Standard & Poor's commercial paper rating.
    A-1    - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
    A-2    - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
PART C.  OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)(1) Financial Statements and Financial Highlights for Spartan Arizona Municipal Money Market Fund for the fiscal year ended August 31, 1997 will be filed by subsequent amendment.
(a)(2) Financial Statements and Financial Highlights for Fidelity Daily Income Trust for the fiscal year ended August 31, 1997 will be filed by subsequent amendment.
    (b)  Exhibits:
(1) Trust Instrument dated June 20, 1991 is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 11.
(2) Bylaws of the Trust are incorporated by reference to Exhibit 2(a) of Post-Effective Amendment No. 10.
(3) Not applicable.
(4) Not applicable.
(5)(a) Management Contract between Fidelity Union Street Trust II on behalf of Spartan Arizona Municipal Money Market Portfolio (currently known as Spartan Arizona Municipal Money Market Fund) and Fidelity Management & Research Company, dated September 16, 1994, is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment No. 11.
    (b) Sub-Advisory Agreement between FMR Texas Inc. and Fidelity Management & Research Company with respect to Spartan Arizona Municipal Money Market Portfolio (currently known as Spartan Arizona Municipl Money Market Fund), dated September 16, 1994, is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment No. 11.
    (c) Management Contract between Fidelity Union Street Trust II on behalf of Fidelity Daily Income Trust and Fidelity Management & Research Company, dated January 28, 1993, is incorporated herein by reference to
Exhibit 5(c) of Post-Effective Amendment No. 11.
    (d) Sub-Advisory Agreement between FMR Texas Inc. and Fidelity Management & Research Company with respect to Fidelity Daily Income Trust, dated February 28, 1992, is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 11.
     (e) Management Contract between Fidelity Union Street Trust II on behalf of Spartan Municipal Money Fund and Fidelity Management & Research Company, dated February 28, 1992 is incorporated herein by reference to
Exhibit 5(a) of Post-Effective Amendment No. 11.
    (f) Sub-Advisory Agreement between FMR Texas Inc. and Fidelity Management & Research Company with respect to Spartan Municipal Money Fund, dated February 28, 1992, is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 11.
(6)(a) General Distribution Agreement between Fidelity Union Street Trust II on behalf of Spartan Arizona Municipal Money Market Portfolio (currently known as Spartan Arizona Municipal Money Market Fund), Fidelity Daily Income Trust, and Spartan Municipal Money Market Fund, and Fidelity Distributors Corporation, dated September 16, 1994 is incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No.12.
(6)(b) Amendments to the General Distribution Agreement between Fidelity Union Street Trust II on behalf of Spartan Arizona Municipal Money Market Fund, Fidelity Daily Income Trust, and Spartan Municipal Money Market Fund and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(k) of Fidelity Select Portfolios' Post-Effective Amendment No. 57 (File No. 2-69972).
      (7)(a) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, as amended on November 16, 1995, is incorporated herein by reference to Exhibit 7(a) of Fidelity Select Portfolio's (File No. 2-69972) Post-Effective Amendment No. 54.
        (b) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 14, 1995 and amended through November 14, 1996, is incorporated herein by reference to
Exhibit 7(b) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.
 (8)(a) Custodian Agreement, Appendix B, and Appendix C, dated December 1, 1994, between UMB Bank, n.a. and Fidelity Union Street Trust II, on behalf of Spartan Arizona Municipal Money Market Fund and Spartan Municipal Money Market Fund, is incorporated herein by reference to Exhibit 8 of Fidelity California Municipal Trust's Post-Effective Amendment No. 28 (File No. 2-83367).
(small solid bullet) (8)(b) Appendix A, dated October 17, 1996, to the Custodian Agreement, dated December 1, 1994, between UMB Bank, n.a. and Fidelity Union Street Trust II, on behalf of Spartan Arizona Municipal Money Market Fund and Spartan Municipal Money Market Fund, is incorporated herein by reference to Exhibit 8(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).
(small solid bullet) (8)(c) Custodian Agreement and Appendix C, dated December 1, 1994, between The Bank of New York and Fidelity Union Street Trust II on behalf of Fidelity Daily Income Trust is incorporated herein by reference to Exhibit 8(a) of Fidelity Hereford Street Trust's Post-Effective Amendment No. 4 (File No. 33-52577).
(small solid bullet) (8)(d) Appendix A, dated August 31, 1996, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Fidelity Union Street Trust II on behalf of Fidelity Daily Income Trust is incorporated herein by reference to Exhibit 8(b) of Daily Money Fund's Post-Effective Amendment No. 40 (File No. 2-77909).
(small solid bullet) (8)(e) Appendix B, dated July 31, 1996, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Fidelity Union Street Trust II on behalf of Fidelity Daily Income Trust is incorporated herein by reference to Exhibit 8(c) of Fidelity Income Fund's Post-Effective Amendment No. 35 (File No. 2-92661).
     (e) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity Union Street Trust II, on behalf of Fidelity Daily Income Trust, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
     (f) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and Fidelity Union Street Trust II, on behalf of Fidelity Daily Income Trust, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
     (g) Fidelity Group Repo Custodian Agreement among Chase Manhattan Bank, Greenwich Capital Markets, Inc., and Fidelity Union Street Trust II, on behalf of Fidelity Daily Income Trust, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
     (h) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Chase Manhattan Bank and Fidelity Union Street Trust II, on behalf of Fidelity Daily Income Trust dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
     (i) Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Union Street Trust II, on behalf of Fidelity Daily Income Trust, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
     (j) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Union Street Trust II, on behalf Fidelity Daily Income Trust, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
(9) Not applicable.
(10) Not applicable.
(11) Consent of Coopers & Lybrand L.L.P. to be filed by subsequent amendment.
(12) Not applicable.
(13) Not applicable.
(14) (a) Fidelity Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(a) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (b) Fidelity Institutional Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (c) National Financial Services Corporation Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(h) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (d) Fidelity Portfolio Advisory Services Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(i) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (e) Fidelity 403(b)(7) Custodial Account Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(e) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (f) National Financial Services Corporation Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(k) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (g) The CORPORATEplan for Retirement Profit Sharing/401K Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(l) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (h) The CORPORATEplan for Retirement Money Purchase Pension Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(m) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (i) Fidelity Investments Section 403(b)(7) Individual Custodial Account Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.
 (j) Plymouth Investments Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to
Exhibit 14(o) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.
 (k) The Fidelity Prototype Defined Benefit Pension Plan and Trust Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
 (l) The Institutional Prototype Plan Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
 (m) The CORPORATEplan for Retirement 100SM Profit Sharing/401(k) Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
 (n) The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers Basic Plan Document, Standardized Profit Sharing Plan Adoption Agreement, Non-Standardized Discretionary Contribution Plan No. 002 Adoption Agreement, and Non-Standardized Discretionary Contribution Plan No. 003 Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(g) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
 (o) Fidelity Investments 403(b) Sample Plan Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(p) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
 (p) Fidelity Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(c) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
 (q) Fidelity SIMPLE-IRAPlan Adoption Agreement, Company Profile Form, and Plan Document, as currently in effect, is incorporated herein by reference to Exhibit 14(q) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.
(15)(a) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Union Street Trust II on behalf of Spartan Arizona Municipal Money Portfolio (currently known as Spartan Arizona Municipal Money Market Fund) is incorporated herein by reference to Exhibit 15(c) of Post-Effective Amendment No. 13.

       (b) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Union Street Trust II on behalf of Fidelity Daily Income Trust is incorporated herein by reference to Exhibit 15(b) of Post-Effective Amendment No. 11.
       (c) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Union Street Trust II on behalf of Spartan Municipal Money Fund is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 11.
(16) A schedule for the computation of 7-day yields and total returns on behalf of the registrant is incorporated herein by reference to Exhibit 16 of Post-Effective Amendment No. 13
(17) Financial Data Schedules to be filed by subsequent amendment.
(18) Not applicable.
Item 25. Persons Controlled by or under Common Control with Registrant
 The Registrant's Board of Trustees is the same as the boards of other funds managed by Fidelity Management & Research Company. In addition, the officers of these funds are substantially identical. Nonetheless, Registrant takes the position that it is not under common control with these other funds since the power residing in the respective boards and officers arises as the result of an official position with the respective funds.
Item 26. Number of Holders of Securities:  June 30, 1997

Title of Class:  Shares of Beneficial Interest
  Name of Series   Number of Record Holders

Fidelity Daily Income Trust                   63,644

Spartan Arizona Municipal Money Market Fund   527

Spartan Municipal Money Market Fund           13,732

Item 27. Indemnification
 Pursuant to Del. Code Ann. title 12 (sub-section) 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument states that the Registrant shall indemnify any present trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee, officer, or both, and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of their own disabling conduct.
 Pursuant to the agreement by which Fidelity Service Co. ("FSC") is appointed sub-transfer agent, the Transfer Agent agrees to indemnify Service for its losses, claims, damages, liabilities and expenses to the extent the Transfer Agent is entitled to and receives indemnification from the Registrant for the same events. Under the Transfer Agency Agreement, the Registrant agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, which names the Transfer Agent and/or the Registrant as a party and is not based on and does not result from the Transfer Agent's willful misfeasance, bad faith, negligence or reckless disregard of its duties, and arises out of or in connection with the Transfer Agent's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent's willful misfeasance, bad faith, negligence or reckless disregard of its duties) which results from the negligence of the Registrant, or from the Transfer Agent's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the Transfer Agent's acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Registrant, or as a result of the Transfer Agent's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
Item 28. Business and Other Connections of Investment Adviser
 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.
Edward C. Johnson 3d   Chairman of the Board of FMR; President and Chief
                       Executive Officer of FMR Corp.; Chairman of the
                       Board and Director of FMR, FMR Corp., FMR Texas
                       Inc., FMR (U.K.) Inc., and FMR (Far East) Inc.;
                       Chairman of the Board and Representative Director of Fidelity Investments Japan Limited; President and
                       Trustee of funds advised by FMR.



Robert C. Pozen        President and Director of FMR; President and Director
                       of FMR Texas Inc., FMR (U.K.) Inc., and FMR (Far
                       East) Inc.; General Counsel, Managing Director, and
                       Senior Vice President of FMR Corp.



J. Gary Burkhead       President of FIIS; President and Director of FMR,
                       FMR Texas Inc., FMR (U.K.) Inc., and FMR (Far
                       East) Inc.; Managing Director of FMR Corp.; Senior
                       Vice President and Trustee of funds advised by FMR.



Peter S. Lynch         Vice Chairman of the Board and Director of FMR.



Marta Amieva           Vice President of FMR.



John Carlson           Vice President of FMR.



Dwight D. Churchill    Senior Vice President of FMR.



Barry Coffman          Vice President of FMR.



Arieh Coll             Vice President of FMR.



Stephen G. Manning     Assistant Treasurer of FMR



William Danoff         Senior Vice President of FMR and of a fund advised by
                       FMR.



Scott E. DeSano        Vice President of FMR.



Craig P. Dinsell       Vice President of FMR.



Penelope Dobkin        Vice President of FMR and of a fund advised by FMR.



George C. Domolky      Vice President of FMR.



Bettina Doulton        Vice President of FMR and of funds advised by FMR.



Margaret L. Eagle      Vice President of FMR and a fund advised by FMR.



Richard B. Fentin      Senior Vice President of FMR and Vice President of a
                       fund advised by FMR.



Gregory Fraser         Vice President of FMR and of a fund advised by FMR.



Jay Freedman           Assistant Clerk of FMR; Clerk of FMR Corp., FMR
                       (U.K.) Inc., and FMR (Far East) Inc.; Secretary of
                       FMR Texas Inc.



Robert Gervis          Vice President of FMR.



David L. Glancy        Vice President of FMR and of a fund advised by FMR.



Kevin E. Grant         Vice President of FMR and of funds advised by FMR.



Barry A. Greenfield    Vice President of FMR and of a fund advised by FMR.



Boyce I. Greer         Senior Vice President of FMR.





Robert Haber           Vice President of FMR.



Richard C. Habermann   Senior Vice President of FMR; Vice President of funds
                       advised by FMR.



William J. Hayes       Senior Vice President of FMR; Vice President of
                       Equity funds advised by FMR.



Richard Hazlewood      Vice President of FMR and of a fund advised by FMR.



Fred L. Henning Jr.    Senior Vice President of FMR; Vice President of
                       Fixed-Income funds advised by FMR.



Bruce Herring          Vice President of FMR.



John R. Hickling       Vice President of FMR and of a fund advised by FMR.



Robert F. Hill         Vice President of FMR; Director of Technical
                       Research.



Curt Hollingsworth     Vice President of FMR and of funds advised by FMR.



Abigail P. Johnson     Senior Vice President of FMR and of a fund advised by
                       FMR; Associate Director and Senior Vice President of
                       Equity funds advised by FMR.



David B. Jones         Vice President of FMR.



Steven Kaye            Vice President of FMR and of a fund advised by FMR.



Francis V. Knox        Vice President of FMR; Compliance Officer of FMR
                       (U.K.) Inc.



David P. Kurrasch      Vice President of FMR.



Robert A. Lawrence     Senior Vice President of FMR; Associate Director and
                       Senior Vice President of Equity funds advised by FMR; Vice President of High Income funds advised by
                       FMR.



Harris Leviton         Vice President of FMR and of a fund advised by FMR.



Bradford E. Lewis      Vice President of FMR and of funds advised by FMR.



Mark G. Lohr           Vice President of FMR; Treasurer of FMR, FMR
                       (U.K.) Inc., FMR (Far East) Inc., and FMR Texas Inc.



Arthur S. Loring       Senior Vice President, Clerk, and General Counsel of
                       FMR; Vice President/Legal, and Assistant Clerk of
                       FMR Corp.; Secretary of funds advised by FMR.



Richard R. Mace Jr.    Vice President of FMR and of funds advised by FMR.



Charles Mangum         Vice President of FMR.



Kevin McCarey          Vice President of FMR.



Diane McLaughlin       Vice President of FMR.



Neal P. Miller         Vice President of FMR.



Robert H. Morrison     Vice President of FMR; Director of Equity Trading.



David L. Murphy        Vice President of FMR and of funds advised by FMR.



Scott Orr              Vice President of FMR.




Jacques Perold              Vice President of FMR.



Anne Punzak                 Vice President of FMR.



Kenneth A. Rathgeber        Vice President of FMR; Treasurer of funds advised by
                            FMR.



Kennedy P. Richardson       Vice President of FMR.



Mark Rzepczynski            Vice President of FMR.



Lee H. Sandwen              Vice President of FMR.



Patricia A. Satterthwaite   Vice President of FMR and of a fund advised by FMR.



Fergus Shiel                Vice President of FMR.



Carol Smith-Fachetti        Vice President of FMR.



Steven J. Snider            Vice President of FMR.



Thomas T. Soviero           Vice President of FMR and of a fund advised by FMR.



Richard Spillane            Senior Vice President of FMR; Associate Director and
                            Senior Vice President of Equity funds advised by
                            FMR; Senior Vice President and Director of
                            Operations and Compliance of FMR (U.K.) Inc.



Thomas Sprague              Vice President of FMR.



Robert E. Stansky           Senior Vice President of FMR; Vice President of a
                            fund advised by FMR.



Scott Stewart               Vice President of FMR.



Cythia Straus               Vice President of FMR.



Thomas Sweeney              Vice President of FMR and of a fund advised by FMR.



Beth F. Terrana             Senior Vice President of FMR; Vice President of a
                            fund advised by FMR.



Yoko Tilley                 Vice President of FMR.



Joel C. Tillinghast         Vice President of FMR and of a fund advised by FMR.



Robert Tuckett              Vice President of FMR.



Jennifer Uhrig              Vice President of FMR and of funds advised by FMR.



George A. Vanderheiden      Senior Vice President of FMR; Vice President of funds
                            advised by FMR.





(2)  FMR TEXAS INC. (FMR Texas)
 FMR Texas provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d   Chairman of the Board and Director of FMR
                       Texas, FMR, FMR Corp., FMR (Far East) Inc., and FMR (U.K.) Inc.; Chairman of the Board of
                       FMR; President and Chief Executive Officer of
                       FMR Corp.; Chairman of the Board and
                       Representative Director of Fidelity Investments
                       Japan Limited; President and Trustee of funds advised by FMR.



J. Gary Burkhead       President of FIIS; President and Director of
                       FMR Texas, FMR, FMR (Far East) Inc., and
                       FMR (U.K.) Inc.; Managing Director of FMR
                       Corp.; Senior Vice President and Trustee of funds advised by FMR.



Robert C. Pozen        President and Director of FMR; President and
                       Director of FMR Texas Inc., FMR (U.K.) Inc., and FMR (Far East) Inc.; General Counsel,
                       Managing Director, and Senior Vice President of FMR Corp.



Robert H. Auld         Vice President of FMR Texas.



Robert K. Duby         Vice President of FMR Texas and of funds
                       advised by FMR.



Robert Litterst        Vice President of FMR Texas and of funds
                       advised by FMR.



Thomas D. Maher        Vice President of FMR Texas and Assistant Vice
                       President of Money Market funds advised by FMR.



Scott A. Orr           Vice President of FMR Texas and of funds
                       advised by FMR.



Burnell R. Stehman     Vice President of FMR Texas and of funds
                       advised by FMR.



John J. Todd           Vice President of FMR Texas and of funds
                       advised by FMR.



Sarah Zenoble          Vice President of FMR Texas and of Money
                       Market funds advised by FMR.



Mark G. Lohr           Treasurer of FMR Texas, FMR (U.K.) Inc.,
                       FMR (Far East) Inc., and FMR; Vice President of FMR.



Stephen G. Manning     Assistant Treasurer of FMR Texas, FMR (U.K.)
                       Inc., FMR (Far East) Inc., and FMR; Vice
                       President and Treasurer of FMR Corp.



Jay Freedman           Secretary of FMR Texas; Clerk of FMR (U.K.)
                       Inc., FMR (Far East) Inc., and FMR Corp.;
                       Assistant Clerk of FMR.

Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.
(b)

Name and Principal   Positions and Offices   Positions and Offices

Business Address*    With Underwriter        With Registrant

Edward C. Johnson 3d   Director                   Trustee and President

Michael Mlinac         Director                   None

Mark Peterson          Director                   None

Paul Hondros           President                  None

Arthur S. Loring       Vice President and Clerk   Secretary

Caron Ketchum          Treasurer and Controller   None

Gary Greenstein        Assistant Treasurer        None

Jay Freedman           Assistant Clerk            None

Linda Holland          Compliance Officer         None

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Co., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodian: The Bank of New York, 110 Washington Street, New York, N.Y. (Fidelity Daily Income Trust) and UMB Bank, n.a., 1010 Grand Avenue, Kansas City, MO (Spartan Municipal Money Fund and Spartan Arizona Municipal Money Market Fund).
Item 31. Management Services
 Not applicable.
Item 32. Not applicable.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 17 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massassachusetts, on the 28th day of July 1997.

      UNION STREET TRUST II
      By /s/Edward C. Johnson 3d (dagger)
        Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     (Signature)    (Title)   (Date)


/s/Edward C. Johnson 3d  (dagger)   President and Trustee           July 28, 1997

Edward C. Johnson 3d                (Principal Executive Officer)



/s/Richard A. Silver                Treasurer                       July 28, 1997

Richard A. Silver



/s/J. Gary Burkhead                 Trustee                         July 28, 1997

J. Gary Burkhead



/s/Ralph F. Cox                 *   Trustee                         July 28, 1997

Ralph F. Cox



/s/Phyllis Burke Davis      *       Trustee                         July 28, 1997

Phyllis Burke Davis



/s/E. Bradley Jones           *     Trustee                         July 28, 1997

E. Bradley Jones



/s/Donald J. Kirk               *   Trustee                         July 28, 1997

Donald J. Kirk



/s/Peter S. Lynch               *   Trustee                         July 28, 1997

Peter S. Lynch



/s/Marvin L. Mann            *      Trustee                         July 28, 1997

Marvin L. Mann



/s/Gerald C. McDonough  *           Trustee                         July 28, 1997

Gerald C. McDonough



/s/Thomas R. Williams       *       Trustee                         July 28, 1997

Thomas R. Williams




(dagger) Signatures affixed by J.Gary Burkhead pursuant to a power of attorney dated January 3, 1997 and filed herewith.
* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d___________    /s/Peter S. Lynch________________

Edward C. Johnson 3d                  Peter S. Lynch




/s/J. Gary Burkhead_______________    /s/William O. McCoy______________

J. Gary Burkhead                      William O. McCoy


/s/Ralph F. Cox __________________   /s/Gerald C. McDonough___________

Ralph F. Cox                         Gerald C. McDonough


/s/Phyllis Burke Davis_____________   /s/Marvin L. Mann________________

Phyllis Burke Davis                   Marvin L. Mann


/s/E. Bradley Jones________________   /s/Thomas R. Williams ____________

E. Bradley Jones                      Thomas R. Williams


/s/Donald J. Kirk __________________

Donald J. Kirk



POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Plans                   Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Government Securities
Fidelity Deutsche Mark Performance          Fund, L.P.
  Portfolio, L.P.                        Fidelity Union Street Trust
Fidelity Devonshire Trust                Fidelity Union Street Trust II
Fidelity Exchange Fund                   Fidelity Yen Performance Portfolio, L.P.
Fidelity Financial Trust                 Variable Insurance Products Fund
Fidelity Fixed-Income Trust              Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint
J. Gary Burkhead my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, Form N-8B-2, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 3, 1997.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d               January 3, 1997

Edward C. Johnson 3d